Filed pursuant to Rule 497(e)

Registration Nos. 333-227298; 811-23377

Acruence Active Hedge U.S. Equity ETF

Ticker: XVOL

Listed on Cboe BZX Exchange, Inc.

November 2, 2022

Supplement to the Statement of Additional Information (“SAI”) dated July 29, 2022

Tidal ETF Trust Address Change

Effective November 1, 2022, the principal office of Tidal ETF Trust (the “Trust”) will be changed to 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. All references to the Trust’s address are hereby amended to reflect the new address.

Tidal ETF Services LLC Address Change

Effective November 1, 2022, the address for Tidal ETF Services LLC (the “Administrator”), a Tidal Financial Group company, will be changed to 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. All references to the Administrator’s address are hereby amended to reflect the new address.

Compliance Services Administrator Change

Effective November 1, 2022, the “Compliance Services Administrator” section and all references to Cipperman Compliance Services, LLC are hereby removed. The Trust’s Chief Compliance Officer, William H. Woolverton, Esq., is now a dual employee of Toroso Investments, LLC, a Tidal Financial Group company, and the Administrator.

Trust Officer Changes

Effective November 1, 2022, Daniel Carlson will resign as Treasurer, Principal Financial Officer and Principal Accounting Officer of the Trust, will be appointed Senior Vice President of the Trust, and will continue to serve as AML Compliance Officer of the Trust. Also effective November 1, 2022, Aaron Perkovich will be appointed Treasurer, Principal Financial Officer and Principal Accounting Officer of the Trust. The sub-section titled “Principal Officers of the Trust” in the “Management of the Trust” section is replaced with the following:

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o Tidal ETF Trust, 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, unless otherwise indicated. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Eric W. Falkeis (1) Born: 1973	President, Principal Executive Officer, Interested Trustee, Chairman, and Secretary	President and Principal Executive Officer since 2019, Indefinite term; Interested Trustee, Chairman, and Secretary since 2018, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013 to 2018) and Direxion Advisors, LLC (2017 to 2018).
Daniel H. Carlson Born: 1955	Senior Vice President and AML Compliance Officer	Senior Vice President since 2022, Indefinite term; AML Compliance Officer since 2018, Indefinite term	Chief Financial Officer and Managing Member (since 2012), Chief Compliance Officer (since 2012), Toroso Investments, LLC.
Aaron J. Perkovich Born: 1973	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Indefinite term; since 2022	Fund Administration Manager, Tidal ETF Services LLC (since 2022); Assistant Director – Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S. Bancorp Fund Services, LLC (2006 to 2021).
William H. Woolverton, Esq. Born: 1951	Chief Compliance Officer	Indefinite term; since 2021	Compliance Advisor, Toroso Investments, LLC (since 2022); Chief Compliance Officer, Tidal ETF Services LLC (since 2022); Senior Compliance Advisor, Cipperman Compliance Services, LLC (2020 to 2022); Operating Partner, Altamont Capital Partners (private equity firm) (2021 to present); Managing Director and Head of Legal - US, Waystone (global governance solutions) (2016 to 2019).
Ally L. Mueller Born: 1979	Assistant Treasurer	Indefinite term; since 2022	Head of ETF Launches and Finance Director, Tidal ETF Services LLC (since 2019).
Cory R. Akers c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202 Born: 1978	Assistant Secretary	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2006).

(1) Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer, Chairman and Secretary of the Trust and Chief Executive Officer of Tidal ETF Services LLC, an affiliate of the Adviser.

Please retain this Supplement with your SAI for future reference.

2

Filed pursuant to Rule 497(e)

Registration Nos. 333-227298; 811-23377

American Customer Satisfaction ETF

Ticker Symbol: ACSI

Listed on Cboe BZX Exchange, Inc.

November 2, 2022

Supplement to the Statement of Additional Information (“SAI”) dated January 28, 2022

Tidal ETF Trust Address Change

Effective November 1, 2022, the principal office of Tidal ETF Trust (the “Trust”) will be changed to 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. All references to the Trust’s address are hereby amended to reflect the new address.

Tidal ETF Services LLC Address Change

Effective November 1, 2022, the address for Tidal ETF Services LLC (the “Administrator”), a Tidal Financial Group company, will be changed to 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. All references to the Administrator’s address are hereby amended to reflect the new address.

Compliance Services Administrator Change

Effective November 1, 2022, the “Compliance Services Administrator” section and all references to Cipperman Compliance Services, LLC are hereby removed. The Trust’s Chief Compliance Officer, William H. Woolverton, Esq., is now a dual employee of Toroso Investments, LLC, a Tidal Financial Group company, and the Administrator.

Trust Officer Changes

Effective November 1, 2022, Daniel Carlson will resign as Treasurer, Principal Financial Officer and Principal Accounting Officer of the Trust, will be appointed Senior Vice President of the Trust, and will continue to serve as AML Compliance Officer of the Trust. Also effective November 1, 2022, Aaron Perkovich will be appointed Treasurer, Principal Financial Officer and Principal Accounting Officer of the Trust. The sub-section titled “Principal Officers of the Trust” in the “Management of the Trust” section is replaced with the following:

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o Tidal ETF Trust, 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, unless otherwise indicated. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Eric W. Falkeis (1) Born: 1973	President, Principal Executive Officer, Interested Trustee, Chairman, and Secretary	President and Principal Executive Officer since 2019, Indefinite term; Interested Trustee, Chairman, and Secretary since 2018, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013 to 2018) and Direxion Advisors, LLC (2017 to 2018).
Daniel H. Carlson Born: 1955	Senior Vice President and AML Compliance Officer	Senior Vice President since 2022, Indefinite term; AML Compliance Officer since 2018, Indefinite term	Chief Financial Officer and Managing Member (since 2012), Chief Compliance Officer (since 2012), Toroso Investments, LLC.
Aaron J. Perkovich Born: 1973	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Indefinite term; since 2022	Fund Administration Manager, Tidal ETF Services LLC (since 2022); Assistant Director – Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S. Bancorp Fund Services, LLC (2006 to 2021).
William H. Woolverton, Esq. Born: 1951	Chief Compliance Officer	Indefinite term; since 2021	Compliance Advisor, Toroso Investments, LLC (since 2022); Chief Compliance Officer, Tidal ETF Services LLC (since 2022); Senior Compliance Advisor, Cipperman Compliance Services, LLC (2020 to 2022); Operating Partner, Altamont Capital Partners (private equity firm) (2021 to present); Managing Director and Head of Legal - US, Waystone (global governance solutions) (2016 to 2019).
Ally L. Mueller Born: 1979	Assistant Treasurer	Indefinite term; since 2022	Head of ETF Launches and Finance Director, Tidal ETF Services LLC (since 2019).
Cory R. Akers c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202 Born: 1978	Assistant Secretary	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2006).

(1) Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer, Chairman and Secretary of the Trust and Chief Executive Officer of Tidal ETF Services LLC, an affiliate of the Adviser.

Please retain this Supplement with your SAI for future reference.

2

Filed pursuant to Rule 497(e)

Registration Nos. 333-227298; 811-23377

Adasina Social Justice All Cap Global ETF

Ticker Symbol: JSTC

Listed on NYSE Arca, Inc.

November 2, 2022

Supplement to the Statement of Additional Information (“SAI”) dated December 29, 2021, as supplemented

Tidal ETF Trust Address Change

Effective November 1, 2022, the principal office of Tidal ETF Trust (the “Trust”) will be changed to 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. All references to the Trust’s address are hereby amended to reflect the new address.

Tidal ETF Services LLC Address Change

Effective November 1, 2022, the address for Tidal ETF Services LLC (the “Administrator”), a Tidal Financial Group company, will be changed to 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. All references to the Administrator’s address are hereby amended to reflect the new address.

Compliance Services Administrator Change

Effective November 1, 2022, the “Compliance Services Administrator” section and all references to Cipperman Compliance Services, LLC are hereby removed. The Trust’s Chief Compliance Officer, William H. Woolverton, Esq., is now a dual employee of Toroso Investments, LLC, a Tidal Financial Group company, and the Administrator.

Trust Officer Changes

Effective November 1, 2022, Daniel Carlson will resign as Treasurer, Principal Financial Officer and Principal Accounting Officer of the Trust, will be appointed Senior Vice President of the Trust, and will continue to serve as AML Compliance Officer of the Trust. Also effective November 1, 2022, Aaron Perkovich will be appointed Treasurer, Principal Financial Officer and Principal Accounting Officer of the Trust. The sub-section titled “Principal Officers of the Trust” in the “Management of the Trust” section is replaced with the following:

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o Tidal ETF Trust, 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, unless otherwise indicated. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Eric W. Falkeis (1) Born: 1973	President, Principal Executive Officer, Interested Trustee, Chairman, and Secretary	President and Principal Executive Officer since 2019, Indefinite term; Interested Trustee, Chairman, and Secretary since 2018, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013 to 2018) and Direxion Advisors, LLC (2017 to 2018).
Daniel H. Carlson Born: 1955	Senior Vice President and AML Compliance Officer	Senior Vice President since 2022, Indefinite term; AML Compliance Officer since 2018, Indefinite term	Chief Financial Officer and Managing Member (since 2012), Chief Compliance Officer (since 2012), Toroso Investments, LLC.
Aaron J. Perkovich Born: 1973	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Indefinite term; since 2022	Fund Administration Manager, Tidal ETF Services LLC (since 2022); Assistant Director – Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S. Bancorp Fund Services, LLC (2006 to 2021).
William H. Woolverton, Esq. Born: 1951	Chief Compliance Officer	Indefinite term; since 2021	Compliance Advisor, Toroso Investments, LLC (since 2022); Chief Compliance Officer, Tidal ETF Services LLC (since 2022); Senior Compliance Advisor, Cipperman Compliance Services, LLC (2020 to 2022); Operating Partner, Altamont Capital Partners (private equity firm) (2021 to present); Managing Director and Head of Legal - US, Waystone (global governance solutions) (2016 to 2019).
Ally L. Mueller Born: 1979	Assistant Treasurer	Indefinite term; since 2022	Head of ETF Launches and Finance Director, Tidal ETF Services LLC (since 2019).
Cory R. Akers c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202 Born: 1978	Assistant Secretary	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2006).

(1) Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer, Chairman and Secretary of the Trust and Chief Executive Officer of Tidal ETF Services LLC, an affiliate of the Adviser.

Please retain this Supplement with your SAI for future reference.

2

Filed pursuant to Rule 497(e)

Registration Nos. 333-227298; 811-23377

Residential REIT Income ETF

(formerly, Home Appreciation U.S. REIT ETF)

Ticker Symbol: HAUS

Listed on Cboe BZX Exchange, Inc.

November 2, 2022

Supplement to the Statement of Additional Information (“SAI”) dated February 13, 2022, as supplemented

Tidal ETF Trust Address Change

Effective November 1, 2022, the principal office of Tidal ETF Trust (the “Trust”) will be changed to 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. All references to the Trust’s address are hereby amended to reflect the new address.

Tidal ETF Services LLC Address Change

Effective November 1, 2022, the address for Tidal ETF Services LLC (the “Administrator”), a Tidal Financial Group company, will be changed to 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. All references to the Administrator’s address are hereby amended to reflect the new address.

Compliance Services Administrator Change

Effective November 1, 2022, the “Compliance Services Administrator” section and all references to Cipperman Compliance Services, LLC are hereby removed. The Trust’s Chief Compliance Officer, William H. Woolverton, Esq., is now a dual employee of Toroso Investments, LLC, a Tidal Financial Group company, and the Administrator.

Trust Officer Changes

Effective November 1, 2022, Daniel Carlson will resign as Treasurer, Principal Financial Officer and Principal Accounting Officer of the Trust, will be appointed Senior Vice President of the Trust, and will continue to serve as AML Compliance Officer of the Trust. Also effective November 1, 2022, Aaron Perkovich will be appointed Treasurer, Principal Financial Officer and Principal Accounting Officer of the Trust. The sub-section titled “Principal Officers of the Trust” in the “Management of the Trust” section is replaced with the following:

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o Tidal ETF Trust, 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, unless otherwise indicated. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Eric W. Falkeis (1) Born: 1973	President, Principal Executive Officer, Interested Trustee, Chairman, and Secretary	President and Principal Executive Officer since 2019, Indefinite term; Interested Trustee, Chairman, and Secretary since 2018, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013 to 2018) and Direxion Advisors, LLC (2017 to 2018).
Daniel H. Carlson Born: 1955	Senior Vice President and AML Compliance Officer	Senior Vice President since 2022, Indefinite term; AML Compliance Officer since 2018, Indefinite term	Chief Financial Officer and Managing Member (since 2012), Chief Compliance Officer (since 2012), Toroso Investments, LLC.
Aaron J. Perkovich Born: 1973	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Indefinite term; since 2022	Fund Administration Manager, Tidal ETF Services LLC (since 2022); Assistant Director – Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S. Bancorp Fund Services, LLC (2006 to 2021).
William H. Woolverton, Esq. Born: 1951	Chief Compliance Officer	Indefinite term; since 2021	Compliance Advisor, Toroso Investments, LLC (since 2022); Chief Compliance Officer, Tidal ETF Services LLC (since 2022); Senior Compliance Advisor, Cipperman Compliance Services, LLC (2020 to 2022); Operating Partner, Altamont Capital Partners (private equity firm) (2021 to present); Managing Director and Head of Legal - US, Waystone (global governance solutions) (2016 to 2019).
Ally L. Mueller Born: 1979	Assistant Treasurer	Indefinite term; since 2022	Head of ETF Launches and Finance Director, Tidal ETF Services LLC (since 2019).
Cory R. Akers c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202 Born: 1978	Assistant Secretary	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2006).

(1) Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer, Chairman and Secretary of the Trust and Chief Executive Officer of Tidal ETF Services LLC, an affiliate of the Adviser.

Please retain this Supplement with your SAI for future reference.

2

Filed pursuant to Rule 497(e)

Registration Nos. 333-227298; 811-23377

RORO	ATAC US Rotation ETF listed on NYSE Arca, Inc.
JOJO	ATAC Credit Rotation ETF listed on NYSE Arca, Inc.

November 2, 2022

Supplement to the Statements of Additional Information (each an “SAI”), each dated December 29, 2021

Tidal ETF Trust Address Change

Effective November 1, 2022, the principal office of Tidal ETF Trust (the “Trust”) will be changed to 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. All references to the Trust’s address are hereby amended to reflect the new address.

Tidal ETF Services LLC Address Change

Effective November 1, 2022, the address for Tidal ETF Services LLC (the “Administrator”), a Tidal Financial Group company, will be changed to 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. All references to the Administrator’s address are hereby amended to reflect the new address.

Compliance Services Administrator Change

Effective November 1, 2022, the “Compliance Services Administrator” section and all references to Cipperman Compliance Services, LLC are hereby removed. The Trust’s Chief Compliance Officer, William H. Woolverton, Esq., is now a dual employee of Toroso Investments, LLC, a Tidal Financial Group company, and the Administrator.

Trust Officer Changes

Effective November 1, 2022, Daniel Carlson will resign as Treasurer, Principal Financial Officer and Principal Accounting Officer of the Trust, will be appointed Senior Vice President of the Trust, and will continue to serve as AML Compliance Officer of the Trust. Also effective November 1, 2022, Aaron Perkovich will be appointed Treasurer, Principal Financial Officer and Principal Accounting Officer of the Trust. The sub-section titled “Principal Officers of the Trust” in the “Management of the Trust” section is replaced with the following:

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o Tidal ETF Trust, 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, unless otherwise indicated. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Eric W. Falkeis (1) Born: 1973	President, Principal Executive Officer, Interested Trustee, Chairman, and Secretary	President and Principal Executive Officer since 2019, Indefinite term; Interested Trustee, Chairman, and Secretary since 2018, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013 to 2018) and Direxion Advisors, LLC (2017 to 2018).
Daniel H. Carlson Born: 1955	Senior Vice President and AML Compliance Officer	Senior Vice President since 2022, Indefinite term; AML Compliance Officer since 2018, Indefinite term	Chief Financial Officer and Managing Member (since 2012), Chief Compliance Officer (since 2012), Toroso Investments, LLC.
Aaron J. Perkovich Born: 1973	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Indefinite term; since 2022	Fund Administration Manager, Tidal ETF Services LLC (since 2022); Assistant Director – Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S. Bancorp Fund Services, LLC (2006 to 2021).
William H. Woolverton, Esq. Born: 1951	Chief Compliance Officer	Indefinite term; since 2021	Compliance Advisor, Toroso Investments, LLC (since 2022); Chief Compliance Officer, Tidal ETF Services LLC (since 2022); Senior Compliance Advisor, Cipperman Compliance Services, LLC (2020 to 2022); Operating Partner, Altamont Capital Partners (private equity firm) (2021 to present); Managing Director and Head of Legal - US, Waystone (global governance solutions) (2016 to 2019).
Ally L. Mueller Born: 1979	Assistant Treasurer	Indefinite term; since 2022	Head of ETF Launches and Finance Director, Tidal ETF Services LLC (since 2019).
Cory R. Akers c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202 Born: 1978	Assistant Secretary	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2006).

(1) Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer, Chairman and Secretary of the Trust and Chief Executive Officer of Tidal ETF Services LLC, an affiliate of the Adviser.

Please retain this Supplement with your SAI for future reference.

2

Filed pursuant to Rule 497(e)

Registration Nos. 333-227298; 811-23377

Aztlan Global Stock Selection DM SMID ETF

Ticker Symbol: AZTD

Listed on NYSE Arca, Inc.

November 2, 2022

Supplement to the Statement of Additional Information (“SAI”) dated August 15, 2022

Tidal ETF Trust Address Change

Effective November 1, 2022, the principal office of Tidal ETF Trust (the “Trust”) will be changed to 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. All references to the Trust’s address are hereby amended to reflect the new address.

Tidal ETF Services LLC Address Change

Effective November 1, 2022, the address for Tidal ETF Services LLC (the “Administrator”), a Tidal Financial Group company, will be changed to 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. All references to the Administrator’s address are hereby amended to reflect the new address.

Compliance Services Administrator Change

Effective November 1, 2022, the “Compliance Services Administrator” section and all references to Cipperman Compliance Services, LLC are hereby removed. The Trust’s Chief Compliance Officer, William H. Woolverton, Esq., is now a dual employee of Toroso Investments, LLC, a Tidal Financial Group company, and the Administrator.

Trust Officer Changes

Effective November 1, 2022, Daniel Carlson will resign as Treasurer, Principal Financial Officer and Principal Accounting Officer of the Trust, will be appointed Senior Vice President of the Trust, and will continue to serve as AML Compliance Officer of the Trust. Also effective November 1, 2022, Aaron Perkovich will be appointed Treasurer, Principal Financial Officer and Principal Accounting Officer of the Trust. The sub-section titled “Principal Officers of the Trust” in the “Management of the Trust” section is replaced with the following:

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o Tidal ETF Trust, 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, unless otherwise indicated. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Eric W. Falkeis (1) Born: 1973	President, Principal Executive Officer, Interested Trustee, Chairman, and Secretary	President and Principal Executive Officer since 2019, Indefinite term; Interested Trustee, Chairman, and Secretary since 2018, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013 to 2018) and Direxion Advisors, LLC (2017 to 2018).
Daniel H. Carlson Born: 1955	Senior Vice President and AML Compliance Officer	Senior Vice President since 2022, Indefinite term; AML Compliance Officer since 2018, Indefinite term	Chief Financial Officer and Managing Member (since 2012), Chief Compliance Officer (since 2012), Toroso Investments, LLC.
Aaron J. Perkovich Born: 1973	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Indefinite term; since 2022	Fund Administration Manager, Tidal ETF Services LLC (since 2022); Assistant Director – Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S. Bancorp Fund Services, LLC (2006 to 2021).
William H. Woolverton, Esq. Born: 1951	Chief Compliance Officer	Indefinite term; since 2021	Compliance Advisor, Toroso Investments, LLC (since 2022); Chief Compliance Officer, Tidal ETF Services LLC (since 2022); Senior Compliance Advisor, Cipperman Compliance Services, LLC (2020 to 2022); Operating Partner, Altamont Capital Partners (private equity firm) (2021 to present); Managing Director and Head of Legal - US, Waystone (global governance solutions) (2016 to 2019).
Ally L. Mueller Born: 1979	Assistant Treasurer	Indefinite term; since 2022	Head of ETF Launches and Finance Director, Tidal ETF Services LLC (since 2019).
Cory R. Akers c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202 Born: 1978	Assistant Secretary	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2006).

(1) Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer, Chairman and Secretary of the Trust and Chief Executive Officer of Tidal ETF Services LLC, an affiliate of the Adviser.

Please retain this Supplement with your SAI for future reference.

2

Filed pursuant to Rule 497(e)

Registration Nos. 333-227298; 811-23377

SonicSonicSharesTM Global Shipping ETF

Ticker Symbol: BOAT

Listed on NYSE Arca, Inc.

November 2, 2022

Supplement to the Statement of Additional Information (“SAI”) dated July 29, 2022

Tidal ETF Trust Address Change

Effective November 1, 2022, the principal office of Tidal ETF Trust (the “Trust”) will be changed to 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. All references to the Trust’s address are hereby amended to reflect the new address.

Tidal ETF Services LLC Address Change

Effective November 1, 2022, the address for Tidal ETF Services LLC (the “Administrator”), a Tidal Financial Group company, will be changed to 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. All references to the Administrator’s address are hereby amended to reflect the new address.

Compliance Services Administrator Change

Effective November 1, 2022, the “Compliance Services Administrator” section and all references to Cipperman Compliance Services, LLC are hereby removed. The Trust’s Chief Compliance Officer, William H. Woolverton, Esq., is now a dual employee of Toroso Investments, LLC, a Tidal Financial Group company, and the Administrator.

Trust Officer Changes

Effective November 1, 2022, Daniel Carlson will resign as Treasurer, Principal Financial Officer and Principal Accounting Officer of the Trust, will be appointed Senior Vice President of the Trust, and will continue to serve as AML Compliance Officer of the Trust. Also effective November 1, 2022, Aaron Perkovich will be appointed Treasurer, Principal Financial Officer and Principal Accounting Officer of the Trust. The sub-section titled “Principal Officers of the Trust” in the “Management of the Trust” section is replaced with the following:

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o Tidal ETF Trust, 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, unless otherwise indicated. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Eric W. Falkeis (1) Born: 1973	President, Principal Executive Officer, Interested Trustee, Chairman, and Secretary	President and Principal Executive Officer since 2019, Indefinite term; Interested Trustee, Chairman, and Secretary since 2018, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013 to 2018) and Direxion Advisors, LLC (2017 to 2018).
Daniel H. Carlson Born: 1955	Senior Vice President and AML Compliance Officer	Senior Vice President since 2022, Indefinite term; AML Compliance Officer since 2018, Indefinite term	Chief Financial Officer and Managing Member (since 2012), Chief Compliance Officer (since 2012), Toroso Investments, LLC.
Aaron J. Perkovich Born: 1973	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Indefinite term; since 2022	Fund Administration Manager, Tidal ETF Services LLC (since 2022); Assistant Director – Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S. Bancorp Fund Services, LLC (2006 to 2021).
William H. Woolverton, Esq. Born: 1951	Chief Compliance Officer	Indefinite term; since 2021	Compliance Advisor, Toroso Investments, LLC (since 2022); Chief Compliance Officer, Tidal ETF Services LLC (since 2022); Senior Compliance Advisor, Cipperman Compliance Services, LLC (2020 to 2022); Operating Partner, Altamont Capital Partners (private equity firm) (2021 to present); Managing Director and Head of Legal - US, Waystone (global governance solutions) (2016 to 2019).
Ally L. Mueller Born: 1979	Assistant Treasurer	Indefinite term; since 2022	Head of ETF Launches and Finance Director, Tidal ETF Services LLC (since 2019).
Cory R. Akers c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202 Born: 1978	Assistant Secretary	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2006).

(1) Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer, Chairman and Secretary of the Trust and Chief Executive Officer of Tidal ETF Services LLC, an affiliate of the Adviser.

Please retain this Supplement with your SAI for future reference.

2

Filed pursuant to Rule 497(e)

Registration Nos. 333-227298; 811-23377

OFRN	Constrained Capital ESG Orphans ETF listed on NYSE Arca, Inc.
RFRN	Constrained Capital ESG Daily Inverse ETF (not currently available for purchase)

November 2, 2022

Supplement to the Statement of Additional Information (“SAI”) dated May 13, 2022, as supplemented

Tidal ETF Trust Address Change

Effective November 1, 2022, the principal office of Tidal ETF Trust (the “Trust”) will be changed to 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. All references to the Trust’s address are hereby amended to reflect the new address.

Tidal ETF Services LLC Address Change

Effective November 1, 2022, the address for Tidal ETF Services LLC (the “Administrator”), a Tidal Financial Group company, will be changed to 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. All references to the Administrator’s address are hereby amended to reflect the new address.

Compliance Services Administrator Change

Effective November 1, 2022, the “Compliance Services Administrator” section and all references to Cipperman Compliance Services, LLC are hereby removed. The Trust’s Chief Compliance Officer, William H. Woolverton, Esq., is now a dual employee of Toroso Investments, LLC, a Tidal Financial Group company, and the Administrator.

Trust Officer Changes

Effective November 1, 2022, Daniel Carlson will resign as Treasurer, Principal Financial Officer and Principal Accounting Officer of the Trust, will be appointed Senior Vice President of the Trust, and will continue to serve as AML Compliance Officer of the Trust. Also effective November 1, 2022, Aaron Perkovich will be appointed Treasurer, Principal Financial Officer and Principal Accounting Officer of the Trust. The sub-section titled “Principal Officers of the Trust” in the “Management of the Trust” section is replaced with the following:

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o Tidal ETF Trust, 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, unless otherwise indicated. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Eric W. Falkeis (1) Born: 1973	President, Principal Executive Officer, Interested Trustee, Chairman, and Secretary	President and Principal Executive Officer since 2019, Indefinite term; Interested Trustee, Chairman, and Secretary since 2018, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013 to 2018) and Direxion Advisors, LLC (2017 to 2018).
Daniel H. Carlson Born: 1955	Senior Vice President and AML Compliance Officer	Senior Vice President since 2022, Indefinite term; AML Compliance Officer since 2018, Indefinite term	Chief Financial Officer and Managing Member (since 2012), Chief Compliance Officer (since 2012), Toroso Investments, LLC.
Aaron J. Perkovich Born: 1973	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Indefinite term; since 2022	Fund Administration Manager, Tidal ETF Services LLC (since 2022); Assistant Director – Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S. Bancorp Fund Services, LLC (2006 to 2021).
William H. Woolverton, Esq. Born: 1951	Chief Compliance Officer	Indefinite term; since 2021	Compliance Advisor, Toroso Investments, LLC (since 2022); Chief Compliance Officer, Tidal ETF Services LLC (since 2022); Senior Compliance Advisor, Cipperman Compliance Services, LLC (2020 to 2022); Operating Partner, Altamont Capital Partners (private equity firm) (2021 to present); Managing Director and Head of Legal - US, Waystone (global governance solutions) (2016 to 2019).
Ally L. Mueller Born: 1979	Assistant Treasurer	Indefinite term; since 2022	Head of ETF Launches and Finance Director, Tidal ETF Services LLC (since 2019).
Cory R. Akers c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202 Born: 1978	Assistant Secretary	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2006).

(1) Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer, Chairman and Secretary of the Trust and Chief Executive Officer of Tidal ETF Services LLC, an affiliate of the Adviser.

Please retain this Supplement with your SAI for future reference.

2

Filed pursuant to Rule 497(e)

Registration Nos. 333-227298; 811-23377

Elevate Shares 2X Daily BLOK ETF

Ticker Symbol: BLOC

Listed on NYSE Arca, Inc.

November 2, 2022

Supplement to the Statement of Additional Information (“SAI”) dated April 29, 2022

Tidal ETF Trust Address Change

Effective November 1, 2022, the principal office of Tidal ETF Trust (the “Trust”) will be changed to 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. All references to the Trust’s address are hereby amended to reflect the new address.

Tidal ETF Services LLC Address Change

Effective November 1, 2022, the address for Tidal ETF Services LLC (the “Administrator”), a Tidal Financial Group company, will be changed to 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. All references to the Administrator’s address are hereby amended to reflect the new address.

Compliance Services Administrator Change

Effective November 1, 2022, the “Compliance Services Administrator” section and all references to Cipperman Compliance Services, LLC are hereby removed. The Trust’s Chief Compliance Officer, William H. Woolverton, Esq., is now a dual employee of Toroso Investments, LLC, a Tidal Financial Group company, and the Administrator.

Trust Officer Changes

Effective November 1, 2022, Daniel Carlson will resign as Treasurer, Principal Financial Officer and Principal Accounting Officer of the Trust, will be appointed Senior Vice President of the Trust, and will continue to serve as AML Compliance Officer of the Trust. Also effective November 1, 2022, Aaron Perkovich will be appointed Treasurer, Principal Financial Officer and Principal Accounting Officer of the Trust. The sub-section titled “Principal Officers of the Trust” in the “Management of the Trust” section is replaced with the following:

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o Tidal ETF Trust, 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, unless otherwise indicated. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Eric W. Falkeis (1) Born: 1973	President, Principal Executive Officer, Interested Trustee, Chairman, and Secretary	President and Principal Executive Officer since 2019, Indefinite term; Interested Trustee, Chairman, and Secretary since 2018, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013 to 2018) and Direxion Advisors, LLC (2017 to 2018).
Daniel H. Carlson Born: 1955	Senior Vice President and AML Compliance Officer	Senior Vice President since 2022, Indefinite term; AML Compliance Officer since 2018, Indefinite term	Chief Financial Officer and Managing Member (since 2012), Chief Compliance Officer (since 2012), Toroso Investments, LLC.
Aaron J. Perkovich Born: 1973	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Indefinite term; since 2022	Fund Administration Manager, Tidal ETF Services LLC (since 2022); Assistant Director – Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S. Bancorp Fund Services, LLC (2006 to 2021).
William H. Woolverton, Esq. Born: 1951	Chief Compliance Officer	Indefinite term; since 2021	Compliance Advisor, Toroso Investments, LLC (since 2022); Chief Compliance Officer, Tidal ETF Services LLC (since 2022); Senior Compliance Advisor, Cipperman Compliance Services, LLC (2020 to 2022); Operating Partner, Altamont Capital Partners (private equity firm) (2021 to present); Managing Director and Head of Legal - US, Waystone (global governance solutions) (2016 to 2019).
Ally L. Mueller Born: 1979	Assistant Treasurer	Indefinite term; since 2022	Head of ETF Launches and Finance Director, Tidal ETF Services LLC (since 2019).
Cory R. Akers c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202 Born: 1978	Assistant Secretary	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2006).

(1) Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer, Chairman and Secretary of the Trust and Chief Executive Officer of Tidal ETF Services LLC, an affiliate of the Adviser.

Please retain this Supplement with your SAI for future reference.

2

Filed pursuant to Rule 497(e)

Registration Nos. 333-227298; 811-23377

RPAR Risk Parity ETF

Ticker Symbol: RPAR

Listed on NYSE Arca, Inc.

November 2, 2022

Supplement to the Statement of Additional Information (“SAI”) dated March 30, 2022

Tidal ETF Trust Address Change

Effective November 1, 2022, the principal office of Tidal ETF Trust (the “Trust”) will be changed to 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. All references to the Trust’s address are hereby amended to reflect the new address.

Tidal ETF Services LLC Address Change

Effective November 1, 2022, the address for Tidal ETF Services LLC (the “Administrator”), a Tidal Financial Group company, will be changed to 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. All references to the Administrator’s address are hereby amended to reflect the new address.

Compliance Services Administrator Change

Effective November 1, 2022, the “Compliance Services Administrator” section and all references to Cipperman Compliance Services, LLC are hereby removed. The Trust’s Chief Compliance Officer, William H. Woolverton, Esq., is now a dual employee of Toroso Investments, LLC, a Tidal Financial Group company, and the Administrator.

Trust Officer Changes

Effective November 1, 2022, Daniel Carlson will resign as Treasurer, Principal Financial Officer and Principal Accounting Officer of the Trust, will be appointed Senior Vice President of the Trust, and will continue to serve as AML Compliance Officer of the Trust. Also effective November 1, 2022, Aaron Perkovich will be appointed Treasurer, Principal Financial Officer and Principal Accounting Officer of the Trust. The sub-section titled “Principal Officers of the Trust” in the “Management of the Trust” section is replaced with the following:

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o Tidal ETF Trust, 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, unless otherwise indicated. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Eric W. Falkeis (1) Born: 1973	President, Principal Executive Officer, Interested Trustee, Chairman, and Secretary	President and Principal Executive Officer since 2019, Indefinite term; Interested Trustee, Chairman, and Secretary since 2018, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013 to 2018) and Direxion Advisors, LLC (2017 to 2018).
Daniel H. Carlson Born: 1955	Senior Vice President and AML Compliance Officer	Senior Vice President since 2022, Indefinite term; AML Compliance Officer since 2018, Indefinite term	Chief Financial Officer and Managing Member (since 2012), Chief Compliance Officer (since 2012), Toroso Investments, LLC.
Aaron J. Perkovich Born: 1973	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Indefinite term; since 2022	Fund Administration Manager, Tidal ETF Services LLC (since 2022); Assistant Director – Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S. Bancorp Fund Services, LLC (2006 to 2021).
William H. Woolverton, Esq. Born: 1951	Chief Compliance Officer	Indefinite term; since 2021	Compliance Advisor, Toroso Investments, LLC (since 2022); Chief Compliance Officer, Tidal ETF Services LLC (since 2022); Senior Compliance Advisor, Cipperman Compliance Services, LLC (2020 to 2022); Operating Partner, Altamont Capital Partners (private equity firm) (2021 to present); Managing Director and Head of Legal - US, Waystone (global governance solutions) (2016 to 2019).
Ally L. Mueller Born: 1979	Assistant Treasurer	Indefinite term; since 2022	Head of ETF Launches and Finance Director, Tidal ETF Services LLC (since 2019).
Cory R. Akers c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202 Born: 1978	Assistant Secretary	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2006).

(1) Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer, Chairman and Secretary of the Trust and Chief Executive Officer of Tidal ETF Services LLC, an affiliate of the Adviser.

Please retain this Supplement with your SAI for future reference.

2

Filed pursuant to Rule 497(e)

Registration Nos. 333-227298; 811-23377

UPAR Ultra Risk Parity ETF

Ticker Symbol: UPAR

Listed on NYSE Arca, Inc.

November 2, 2022

Supplement to the Statement of Additional Information (“SAI”) dated December 29, 2021

Tidal ETF Trust Address Change

Effective November 1, 2022, the principal office of Tidal ETF Trust (the “Trust”) will be changed to 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. All references to the Trust’s address are hereby amended to reflect the new address.

Tidal ETF Services LLC Address Change

Effective November 1, 2022, the address for Tidal ETF Services LLC (the “Administrator”), a Tidal Financial Group company, will be changed to 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. All references to the Administrator’s address are hereby amended to reflect the new address.

Compliance Services Administrator Change

Effective November 1, 2022, the “Compliance Services Administrator” section and all references to Cipperman Compliance Services, LLC are hereby removed. The Trust’s Chief Compliance Officer, William H. Woolverton, Esq., is now a dual employee of Toroso Investments, LLC, a Tidal Financial Group company, and the Administrator.

Trust Officer Changes

Effective November 1, 2022, Daniel Carlson will resign as Treasurer, Principal Financial Officer and Principal Accounting Officer of the Trust, will be appointed Senior Vice President of the Trust, and will continue to serve as AML Compliance Officer of the Trust. Also effective November 1, 2022, Aaron Perkovich will be appointed Treasurer, Principal Financial Officer and Principal Accounting Officer of the Trust. The sub-section titled “Principal Officers of the Trust” in the “Management of the Trust” section is replaced with the following:

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o Tidal ETF Trust, 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, unless otherwise indicated. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Eric W. Falkeis (1) Born: 1973	President, Principal Executive Officer, Interested Trustee, Chairman, and Secretary	President and Principal Executive Officer since 2019, Indefinite term; Interested Trustee, Chairman, and Secretary since 2018, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013 to 2018) and Direxion Advisors, LLC (2017 to 2018).
Daniel H. Carlson Born: 1955	Senior Vice President and AML Compliance Officer	Senior Vice President since 2022, Indefinite term; AML Compliance Officer since 2018, Indefinite term	Chief Financial Officer and Managing Member (since 2012), Chief Compliance Officer (since 2012), Toroso Investments, LLC.
Aaron J. Perkovich Born: 1973	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Indefinite term; since 2022	Fund Administration Manager, Tidal ETF Services LLC (since 2022); Assistant Director – Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S. Bancorp Fund Services, LLC (2006 to 2021).
William H. Woolverton, Esq. Born: 1951	Chief Compliance Officer	Indefinite term; since 2021	Compliance Advisor, Toroso Investments, LLC (since 2022); Chief Compliance Officer, Tidal ETF Services LLC (since 2022); Senior Compliance Advisor, Cipperman Compliance Services, LLC (2020 to 2022); Operating Partner, Altamont Capital Partners (private equity firm) (2021 to present); Managing Director and Head of Legal - US, Waystone (global governance solutions) (2016 to 2019).
Ally L. Mueller Born: 1979	Assistant Treasurer	Indefinite term; since 2022	Head of ETF Launches and Finance Director, Tidal ETF Services LLC (since 2019).
Cory R. Akers c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202 Born: 1978	Assistant Secretary	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2006).

(1) Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer, Chairman and Secretary of the Trust and Chief Executive Officer of Tidal ETF Services LLC, an affiliate of the Adviser.

Please retain this Supplement with your SAI for future reference.

2

Filed pursuant to Rule 497(e)

Registration Nos. 333-227298; 811-23377

FolioBeyond Rising Rates ETF

Ticker Symbol: RISR

Listed on NYSE Arca, Inc.

November 2, 2022

Supplement to the Statement of Additional Information (“SAI”) dated September 29, 2021

Tidal ETF Trust Address Change

Effective November 1, 2022, the principal office of Tidal ETF Trust (the “Trust”) will be changed to 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. All references to the Trust’s address are hereby amended to reflect the new address.

Tidal ETF Services LLC Address Change

Effective November 1, 2022, the address for Tidal ETF Services LLC (the “Administrator”), a Tidal Financial Group company, will be changed to 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. All references to the Administrator’s address are hereby amended to reflect the new address.

Compliance Services Administrator Change

Effective November 1, 2022, the “Compliance Services Administrator” section and all references to Cipperman Compliance Services, LLC are hereby removed. The Trust’s Chief Compliance Officer, William H. Woolverton, Esq., is now a dual employee of Toroso Investments, LLC, a Tidal Financial Group company, and the Administrator.

Trust Officer Changes

Effective November 1, 2022, Daniel Carlson will resign as Treasurer, Principal Financial Officer and Principal Accounting Officer of the Trust, will be appointed Senior Vice President of the Trust, and will continue to serve as AML Compliance Officer of the Trust. Also effective November 1, 2022, Aaron Perkovich will be appointed Treasurer, Principal Financial Officer and Principal Accounting Officer of the Trust. The sub-section titled “Principal Officers of the Trust” in the “Management of the Trust” section is replaced with the following:

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o Tidal ETF Trust, 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, unless otherwise indicated. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Eric W. Falkeis (1) Born: 1973	President, Principal Executive Officer, Interested Trustee, Chairman, and Secretary	President and Principal Executive Officer since 2019, Indefinite term; Interested Trustee, Chairman, and Secretary since 2018, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013 to 2018) and Direxion Advisors, LLC (2017 to 2018).
Daniel H. Carlson Born: 1955	Senior Vice President and AML Compliance Officer	Senior Vice President since 2022, Indefinite term; AML Compliance Officer since 2018, Indefinite term	Chief Financial Officer and Managing Member (since 2012), Chief Compliance Officer (since 2012), Toroso Investments, LLC.
Aaron J. Perkovich Born: 1973	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Indefinite term; since 2022	Fund Administration Manager, Tidal ETF Services LLC (since 2022); Assistant Director – Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S. Bancorp Fund Services, LLC (2006 to 2021).
William H. Woolverton, Esq. Born: 1951	Chief Compliance Officer	Indefinite term; since 2021	Compliance Advisor, Toroso Investments, LLC (since 2022); Chief Compliance Officer, Tidal ETF Services LLC (since 2022); Senior Compliance Advisor, Cipperman Compliance Services, LLC (2020 to 2022); Operating Partner, Altamont Capital Partners (private equity firm) (2021 to present); Managing Director and Head of Legal - US, Waystone (global governance solutions) (2016 to 2019).
Ally L. Mueller Born: 1979	Assistant Treasurer	Indefinite term; since 2022	Head of ETF Launches and Finance Director, Tidal ETF Services LLC (since 2019).
Cory R. Akers c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202 Born: 1978	Assistant Secretary	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2006).

(1) Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer, Chairman and Secretary of the Trust and Chief Executive Officer of Tidal ETF Services LLC, an affiliate of the Adviser.

Please retain this Supplement with your SAI for future reference.

2

Filed pursuant to Rule 497(e)

Registration Nos. 333-227298; 811-23377

Gotham Enhanced 500 ETF

Ticker Symbol: GSPY

Listed on NYSE Arca, Inc.

November 2, 2022

Supplement to the Statement of Additional Information (“SAI”) dated January 28, 2022, as supplemented

Tidal ETF Trust Address Change

Effective November 1, 2022, the principal office of Tidal ETF Trust (the “Trust”) will be changed to 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. All references to the Trust’s address are hereby amended to reflect the new address.

Tidal ETF Services LLC Address Change

Effective November 1, 2022, the address for Tidal ETF Services LLC (the “Administrator”), a Tidal Financial Group company, will be changed to 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. All references to the Administrator’s address are hereby amended to reflect the new address.

Compliance Services Administrator Change

Effective November 1, 2022, the “Compliance Services Administrator” section and all references to Cipperman Compliance Services, LLC are hereby removed. The Trust’s Chief Compliance Officer, William H. Woolverton, Esq., is now a dual employee of Toroso Investments, LLC, a Tidal Financial Group company, and the Administrator.

Trust Officer Changes

Effective November 1, 2022, Daniel Carlson will resign as Treasurer, Principal Financial Officer and Principal Accounting Officer of the Trust, will be appointed Senior Vice President of the Trust, and will continue to serve as AML Compliance Officer of the Trust. Also effective November 1, 2022, Aaron Perkovich will be appointed Treasurer, Principal Financial Officer and Principal Accounting Officer of the Trust. The sub-section titled “Principal Officers of the Trust” in the “Management of the Trust” section is replaced with the following:

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o Tidal ETF Trust, 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, unless otherwise indicated. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Eric W. Falkeis (1) Born: 1973	President, Principal Executive Officer, Interested Trustee, Chairman, and Secretary	President and Principal Executive Officer since 2019, Indefinite term; Interested Trustee, Chairman, and Secretary since 2018, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013 to 2018) and Direxion Advisors, LLC (2017 to 2018).
Daniel H. Carlson Born: 1955	Senior Vice President and AML Compliance Officer	Senior Vice President since 2022, Indefinite term; AML Compliance Officer since 2018, Indefinite term	Chief Financial Officer and Managing Member (since 2012), Chief Compliance Officer (since 2012), Toroso Investments, LLC.
Aaron J. Perkovich Born: 1973	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Indefinite term; since 2022	Fund Administration Manager, Tidal ETF Services LLC (since 2022); Assistant Director – Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S. Bancorp Fund Services, LLC (2006 to 2021).
William H. Woolverton, Esq. Born: 1951	Chief Compliance Officer	Indefinite term; since 2021	Compliance Advisor, Toroso Investments, LLC (since 2022); Chief Compliance Officer, Tidal ETF Services LLC (since 2022); Senior Compliance Advisor, Cipperman Compliance Services, LLC (2020 to 2022); Operating Partner, Altamont Capital Partners (private equity firm) (2021 to present); Managing Director and Head of Legal - US, Waystone (global governance solutions) (2016 to 2019).
Ally L. Mueller Born: 1979	Assistant Treasurer	Indefinite term; since 2022	Head of ETF Launches and Finance Director, Tidal ETF Services LLC (since 2019).
Cory R. Akers c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202 Born: 1978	Assistant Secretary	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2006).

(1) Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer, Chairman and Secretary of the Trust and Chief Executive Officer of Tidal ETF Services LLC, an affiliate of the Adviser.

Please retain this Supplement with your SAI for future reference.

2

Filed pursuant to Rule 497(e)

Registration Nos. 333-227298; 811-23377

Gotham 1000 Value ETF

Ticker Symbol: GVLU

Listed on NYSE Arca, Inc.

November 2, 2022

Supplement to the Statement of Additional Information (“SAI”) dated June 3, 2022, as supplemented

Tidal ETF Trust Address Change

Effective November 1, 2022, the principal office of Tidal ETF Trust (the “Trust”) will be changed to 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. All references to the Trust’s address are hereby amended to reflect the new address.

Tidal ETF Services LLC Address Change

Effective November 1, 2022, the address for Tidal ETF Services LLC (the “Administrator”), a Tidal Financial Group company, will be changed to 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. All references to the Administrator’s address are hereby amended to reflect the new address.

Compliance Services Administrator Change

Effective November 1, 2022, the “Compliance Services Administrator” section and all references to Cipperman Compliance Services, LLC are hereby removed. The Trust’s Chief Compliance Officer, William H. Woolverton, Esq., is now a dual employee of Toroso Investments, LLC, a Tidal Financial Group company, and the Administrator.

Trust Officer Changes

Effective November 1, 2022, Daniel Carlson will resign as Treasurer, Principal Financial Officer and Principal Accounting Officer of the Trust, will be appointed Senior Vice President of the Trust, and will continue to serve as AML Compliance Officer of the Trust. Also effective November 1, 2022, Aaron Perkovich will be appointed Treasurer, Principal Financial Officer and Principal Accounting Officer of the Trust. The sub-section titled “Principal Officers of the Trust” in the “Management of the Trust” section is replaced with the following:

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o Tidal ETF Trust, 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, unless otherwise indicated. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Eric W. Falkeis (1) Born: 1973	President, Principal Executive Officer, Interested Trustee, Chairman, and Secretary	President and Principal Executive Officer since 2019, Indefinite term; Interested Trustee, Chairman, and Secretary since 2018, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013 to 2018) and Direxion Advisors, LLC (2017 to 2018).
Daniel H. Carlson Born: 1955	Senior Vice President and AML Compliance Officer	Senior Vice President since 2022, Indefinite term; AML Compliance Officer since 2018, Indefinite term	Chief Financial Officer and Managing Member (since 2012), Chief Compliance Officer (since 2012), Toroso Investments, LLC.
Aaron J. Perkovich Born: 1973	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Indefinite term; since 2022	Fund Administration Manager, Tidal ETF Services LLC (since 2022); Assistant Director – Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S. Bancorp Fund Services, LLC (2006 to 2021).
William H. Woolverton, Esq. Born: 1951	Chief Compliance Officer	Indefinite term; since 2021	Compliance Advisor, Toroso Investments, LLC (since 2022); Chief Compliance Officer, Tidal ETF Services LLC (since 2022); Senior Compliance Advisor, Cipperman Compliance Services, LLC (2020 to 2022); Operating Partner, Altamont Capital Partners (private equity firm) (2021 to present); Managing Director and Head of Legal - US, Waystone (global governance solutions) (2016 to 2019).
Ally L. Mueller Born: 1979	Assistant Treasurer	Indefinite term; since 2022	Head of ETF Launches and Finance Director, Tidal ETF Services LLC (since 2019).
Cory R. Akers c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202 Born: 1978	Assistant Secretary	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2006).

(1) Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer, Chairman and Secretary of the Trust and Chief Executive Officer of Tidal ETF Services LLC, an affiliate of the Adviser.

Please retain this Supplement with your SAI for future reference.

2

Filed pursuant to Rule 497(e)

Registration Nos. 333-227298; 811-23377

Unlimited HFND Multi-Strategy Return Tracker ETF

Ticker Symbol: HFND

Listed on NYSE Arca, Inc.

November 2, 2022

Supplement to the Statement of Additional Information (“SAI”) dated October 7, 2022, as supplemented

Tidal ETF Trust Address Change

Effective November 1, 2022, the principal office of Tidal ETF Trust (the “Trust”) will be changed to 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. All references to the Trust’s address are hereby amended to reflect the new address.

Tidal ETF Services LLC Address Change

Effective November 1, 2022, the address for Tidal ETF Services LLC (the “Administrator”), a Tidal Financial Group company, will be changed to 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. All references to the Administrator’s address are hereby amended to reflect the new address.

Compliance Services Administrator Change

Effective November 1, 2022, the “Compliance Services Administrator” section and all references to Cipperman Compliance Services, LLC are hereby removed. The Trust’s Chief Compliance Officer, William H. Woolverton, Esq., is now a dual employee of Toroso Investments, LLC, a Tidal Financial Group company, and the Administrator.

Trust Officer Changes

Effective November 1, 2022, Daniel Carlson will resign as Treasurer, Principal Financial Officer and Principal Accounting Officer of the Trust, will be appointed Senior Vice President of the Trust, and will continue to serve as AML Compliance Officer of the Trust. Also effective November 1, 2022, Aaron Perkovich will be appointed Treasurer, Principal Financial Officer and Principal Accounting Officer of the Trust. The sub-section titled “Principal Officers of the Trust” in the “Management of the Trust” section is replaced with the following:

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o Tidal ETF Trust, 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, unless otherwise indicated. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Eric W. Falkeis (1) Born: 1973	President, Principal Executive Officer, Interested Trustee, Chairman, and Secretary	President and Principal Executive Officer since 2019, Indefinite term; Interested Trustee, Chairman, and Secretary since 2018, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013 to 2018) and Direxion Advisors, LLC (2017 to 2018).
Daniel H. Carlson Born: 1955	Senior Vice President and AML Compliance Officer	Senior Vice President since 2022, Indefinite term; AML Compliance Officer since 2018, Indefinite term	Chief Financial Officer and Managing Member (since 2012), Chief Compliance Officer (since 2012), Toroso Investments, LLC.
Aaron J. Perkovich Born: 1973	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Indefinite term; since 2022	Fund Administration Manager, Tidal ETF Services LLC (since 2022); Assistant Director – Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S. Bancorp Fund Services, LLC (2006 to 2021).
William H. Woolverton, Esq. Born: 1951	Chief Compliance Officer	Indefinite term; since 2021	Compliance Advisor, Toroso Investments, LLC (since 2022); Chief Compliance Officer, Tidal ETF Services LLC (since 2022)]; Senior Compliance Advisor, Cipperman Compliance Services, LLC (2020 to 2022); Operating Partner, Altamont Capital Partners (private equity firm) (2021 to present); Managing Director and Head of Legal - US, Waystone (global governance solutions) (2016 to 2019).
Ally L. Mueller Born: 1979	Assistant Treasurer	Indefinite term; since 2022	Head of ETF Launches and Finance Director, Tidal ETF Services LLC (since 2019).
Cory R. Akers c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202 Born: 1978	Assistant Secretary	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2006).

(1) Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer, Chairman and Secretary of the Trust and Chief Executive Officer of Tidal ETF Services LLC, an affiliate of the Adviser.

Please retain this Supplement with your SAI for future reference.

2

Filed pursuant to Rule 497(e)

Registration Nos. 333-227298; 811-23377

Ionic Inflation Protection ETF

Ticker Symbol: CPII

Listed on NYSE Arca, Inc.

November 2, 2022

Supplement to the Statement of Additional Information (“SAI”) dated June 10, 2022

Tidal ETF Trust Address Change

Effective November 1, 2022, the principal office of Tidal ETF Trust (the “Trust”) will be changed to 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. All references to the Trust’s address are hereby amended to reflect the new address.

Tidal ETF Services LLC Address Change

Effective November 1, 2022, the address for Tidal ETF Services LLC (the “Administrator”), a Tidal Financial Group company, will be changed to 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. All references to the Administrator’s address are hereby amended to reflect the new address.

Compliance Services Administrator Change

Effective November 1, 2022, the “Compliance Services Administrator” section and all references to Cipperman Compliance Services, LLC are hereby removed. The Trust’s Chief Compliance Officer, William H. Woolverton, Esq., is now a dual employee of Toroso Investments, LLC, a Tidal Financial Group company, and the Administrator.

Trust Officer Changes

Effective November 1, 2022, Daniel Carlson will resign as Treasurer, Principal Financial Officer and Principal Accounting Officer of the Trust, will be appointed Senior Vice President of the Trust, and will continue to serve as AML Compliance Officer of the Trust. Also effective November 1, 2022, Aaron Perkovich will be appointed Treasurer, Principal Financial Officer and Principal Accounting Officer of the Trust. The sub-section titled “Principal Officers of the Trust” in the “Management of the Trust” section is replaced with the following:

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o Tidal ETF Trust, 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, unless otherwise indicated. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Eric W. Falkeis (1) Born: 1973	President, Principal Executive Officer, Interested Trustee, Chairman, and Secretary	President and Principal Executive Officer since 2019, Indefinite term; Interested Trustee, Chairman, and Secretary since 2018, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013 to 2018) and Direxion Advisors, LLC (2017 to 2018).
Daniel H. Carlson Born: 1955	Senior Vice President and AML Compliance Officer	Senior Vice President since 2022, Indefinite term; AML Compliance Officer since 2018, Indefinite term	Chief Financial Officer and Managing Member (since 2012), Chief Compliance Officer (since 2012), Toroso Investments, LLC.
Aaron J. Perkovich Born: 1973	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Indefinite term; since 2022	Fund Administration Manager, Tidal ETF Services LLC (since 2022); Assistant Director – Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S. Bancorp Fund Services, LLC (2006 to 2021).
William H. Woolverton, Esq. Born: 1951	Chief Compliance Officer	Indefinite term; since 2021	Compliance Advisor, Toroso Investments, LLC (since 2022); Chief Compliance Officer, Tidal ETF Services LLC (since 2022); Senior Compliance Advisor, Cipperman Compliance Services, LLC (2020 to 2022); Operating Partner, Altamont Capital Partners (private equity firm) (2021 to present); Managing Director and Head of Legal - US, Waystone (global governance solutions) (2016 to 2019).
Ally L. Mueller Born: 1979	Assistant Treasurer	Indefinite term; since 2022	Head of ETF Launches and Finance Director, Tidal ETF Services LLC (since 2019).
Cory R. Akers c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202 Born: 1978	Assistant Secretary	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2006).

(1) Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer, Chairman and Secretary of the Trust and Chief Executive Officer of Tidal ETF Services LLC, an affiliate of the Adviser.

Please retain this Supplement with your SAI for future reference.

2

Filed pursuant to Rule 497(e)

Registration Nos. 333-227298; 811-23377

LBAY	Leatherback Long/Short Alternative Yield ETF listed on NYSE Arca, Inc.
LBAR	Leatherback Long/Short Absolute Return ETF (not currently available for purchase)

November 2, 2022

Supplement to the Statement of Additional Information (“SAI”) dated December 29, 2021

Tidal ETF Trust Address Change

Effective November 1, 2022, the principal office of Tidal ETF Trust (the “Trust”) will be changed to 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. All references to the Trust’s address are hereby amended to reflect the new address.

Tidal ETF Services LLC Address Change

Effective November 1, 2022, the address for Tidal ETF Services LLC (the “Administrator”), a Tidal Financial Group company, will be changed to 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. All references to the Administrator’s address are hereby amended to reflect the new address.

Compliance Services Administrator Change

Effective November 1, 2022, the “Compliance Services Administrator” section and all references to Cipperman Compliance Services, LLC are hereby removed. The Trust’s Chief Compliance Officer, William H. Woolverton, Esq., is now a dual employee of Toroso Investments, LLC, a Tidal Financial Group company, and the Administrator.

Trust Officer Changes

Effective November 1, 2022, Daniel Carlson will resign as Treasurer, Principal Financial Officer and Principal Accounting Officer of the Trust, will be appointed Senior Vice President of the Trust, and will continue to serve as AML Compliance Officer of the Trust. Also effective November 1, 2022, Aaron Perkovich will be appointed Treasurer, Principal Financial Officer and Principal Accounting Officer of the Trust. The sub-section titled “Principal Officers of the Trust” in the “Management of the Trust” section is replaced with the following:

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o Tidal ETF Trust, 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, unless otherwise indicated. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Eric W. Falkeis (1) Born: 1973	President, Principal Executive Officer, Interested Trustee, Chairman, and Secretary	President and Principal Executive Officer since 2019, Indefinite term; Interested Trustee, Chairman, and Secretary since 2018, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013 to 2018) and Direxion Advisors, LLC (2017 to 2018).
Daniel H. Carlson Born: 1955	Senior Vice President and AML Compliance Officer	Senior Vice President since 2022, Indefinite term; AML Compliance Officer since 2018, Indefinite term	Chief Financial Officer and Managing Member (since 2012), Chief Compliance Officer (since 2012), Toroso Investments, LLC.
Aaron J. Perkovich Born: 1973	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Indefinite term; since 2022	Fund Administration Manager, Tidal ETF Services LLC (since 2022); Assistant Director – Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S. Bancorp Fund Services, LLC (2006 to 2021).
William H. Woolverton, Esq. Born: 1951	Chief Compliance Officer	Indefinite term; since 2021	Compliance Advisor, Toroso Investments, LLC (since 2022); Chief Compliance Officer, Tidal ETF Services LLC (since 2022); Senior Compliance Advisor, Cipperman Compliance Services, LLC (2020 to 2022); Operating Partner, Altamont Capital Partners (private equity firm) (2021 to present); Managing Director and Head of Legal - US, Waystone (global governance solutions) (2016 to 2019).
Ally L. Mueller Born: 1979	Assistant Treasurer	Indefinite term; since 2022	Head of ETF Launches and Finance Director, Tidal ETF Services LLC (since 2019).
Cory R. Akers c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202 Born: 1978	Assistant Secretary	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2006).

(1) Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer, Chairman and Secretary of the Trust and Chief Executive Officer of Tidal ETF Services LLC, an affiliate of the Adviser.

Please retain this Supplement with your SAI for future reference.

2

Filed pursuant to Rule 497(e)

Registration Nos. 333-227298; 811-23377

FBFB	Elevate Shares 2X Daily METV ETF Listed on NYSE Arca, Inc.
BETX	Elevate Shares 2X Daily BETZ ETF Listed on NYSE Arca, Inc.

November 2, 2022

Supplement to the Statement of Additional Information (“SAI”) dated July 13, 2022

Tidal ETF Trust Address Change

Effective November 1, 2022, the principal office of Tidal ETF Trust (the “Trust”) will be changed to 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. All references to the Trust’s address are hereby amended to reflect the new address.

Tidal ETF Services LLC Address Change

Effective November 1, 2022, the address for Tidal ETF Services LLC (the “Administrator”), a Tidal Financial Group company, will be changed to 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. All references to the Administrator’s address are hereby amended to reflect the new address.

Compliance Services Administrator Change

Effective November 1, 2022, the “Compliance Services Administrator” section and all references to Cipperman Compliance Services, LLC are hereby removed. The Trust’s Chief Compliance Officer, William H. Woolverton, Esq., is now a dual employee of Toroso Investments, LLC, a Tidal Financial Group company, and the Administrator.

Trust Officer Changes

Effective November 1, 2022, Daniel Carlson will resign as Treasurer, Principal Financial Officer and Principal Accounting Officer of the Trust, will be appointed Senior Vice President of the Trust, and will continue to serve as AML Compliance Officer of the Trust. Also effective November 1, 2022, Aaron Perkovich will be appointed Treasurer, Principal Financial Officer and Principal Accounting Officer of the Trust. The sub-section titled “Principal Officers of the Trust” in the “Management of the Trust” section is replaced with the following:

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o Tidal ETF Trust, 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, unless otherwise indicated. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Eric W. Falkeis (1) Born: 1973	President, Principal Executive Officer, Interested Trustee, Chairman, and Secretary	President and Principal Executive Officer since 2019, Indefinite term; Interested Trustee, Chairman, and Secretary since 2018, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013 to 2018) and Direxion Advisors, LLC (2017 to 2018).
Daniel H. Carlson Born: 1955	Senior Vice President and AML Compliance Officer	Senior Vice President since 2022, Indefinite term; AML Compliance Officer since 2018, Indefinite term	Chief Financial Officer and Managing Member (since 2012), Chief Compliance Officer (since 2012), Toroso Investments, LLC.
Aaron J. Perkovich Born: 1973	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Indefinite term; since 2022	Fund Administration Manager, Tidal ETF Services LLC (since 2022); Assistant Director – Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S. Bancorp Fund Services, LLC (2006 to 2021).
William H. Woolverton, Esq. Born: 1951	Chief Compliance Officer	Indefinite term; since 2021	Compliance Advisor, Toroso Investments, LLC (since 2022); Chief Compliance Officer, Tidal ETF Services LLC (since 2022); Senior Compliance Advisor, Cipperman Compliance Services, LLC (2020 to 2022); Operating Partner, Altamont Capital Partners (private equity firm) (2021 to present); Managing Director and Head of Legal - US, Waystone (global governance solutions) (2016 to 2019).
Ally L. Mueller Born: 1979	Assistant Treasurer	Indefinite term; since 2022	Head of ETF Launches and Finance Director, Tidal ETF Services LLC (since 2019).
Cory R. Akers c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202 Born: 1978	Assistant Secretary	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2006).

(1) Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer, Chairman and Secretary of the Trust and Chief Executive Officer of Tidal ETF Services LLC, an affiliate of the Adviser.

Please retain this Supplement with your SAI for future reference.

2

Filed pursuant to Rule 497(e)

Registration Nos. 333-227298; 811-23377

Newday Sustainable Development Equity ETF

Ticker Symbol: SDGS

Listed on NYSE Arca, Inc.

November 2, 2022

Supplement to the Statement of Additional Information (“SAI”) dated September 8, 2022

Tidal ETF Trust Address Change

Effective November 1, 2022, the principal office of Tidal ETF Trust (the “Trust”) will be changed to 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. All references to the Trust’s address are hereby amended to reflect the new address.

Tidal ETF Services LLC Address Change

Effective November 1, 2022, the address for Tidal ETF Services LLC (the “Administrator”), a Tidal Financial Group company, will be changed to 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. All references to the Administrator’s address are hereby amended to reflect the new address.

Compliance Services Administrator Change

Effective November 1, 2022, the “Compliance Services Administrator” section and all references to Cipperman Compliance Services, LLC are hereby removed. The Trust’s Chief Compliance Officer, William H. Woolverton, Esq., is now a dual employee of Toroso Investments, LLC, a Tidal Financial Group company, and the Administrator.

Trust Officer Changes

Effective November 1, 2022, Daniel Carlson will resign as Treasurer, Principal Financial Officer and Principal Accounting Officer of the Trust, will be appointed Senior Vice President of the Trust, and will continue to serve as AML Compliance Officer of the Trust. Also effective November 1, 2022, Aaron Perkovich will be appointed Treasurer, Principal Financial Officer and Principal Accounting Officer of the Trust. The sub-section titled “Principal Officers of the Trust” in the “Management of the Trust” section is replaced with the following:

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o Tidal ETF Trust, 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, unless otherwise indicated. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Eric W. Falkeis (1) Born: 1973	President, Principal Executive Officer, Interested Trustee, Chairman, and Secretary	President and Principal Executive Officer since 2019, Indefinite term; Interested Trustee, Chairman, and Secretary since 2018, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013 to 2018) and Direxion Advisors, LLC (2017 to 2018).
Daniel H. Carlson Born: 1955	Senior Vice President and AML Compliance Officer	Senior Vice President since 2022, Indefinite term; AML Compliance Officer since 2018, Indefinite term	Chief Financial Officer and Managing Member (since 2012), Chief Compliance Officer (since 2012), Toroso Investments, LLC.
Aaron J. Perkovich Born: 1973	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Indefinite term; since 2022	Fund Administration Manager, Tidal ETF Services LLC (since 2022); Assistant Director – Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S. Bancorp Fund Services, LLC (2006 to 2021).
William H. Woolverton, Esq. Born: 1951	Chief Compliance Officer	Indefinite term; since 2021	Compliance Advisor, Toroso Investments, LLC (since 2022); Chief Compliance Officer, Tidal ETF Services LLC (since 2022); Senior Compliance Advisor, Cipperman Compliance Services, LLC (2020 to 2022); Operating Partner, Altamont Capital Partners (private equity firm) (2021 to present); Managing Director and Head of Legal - US, Waystone (global governance solutions) (2016 to 2019).
Ally L. Mueller Born: 1979	Assistant Treasurer	Indefinite term; since 2022	Head of ETF Launches and Finance Director, Tidal ETF Services LLC (since 2019).
Cory R. Akers c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202 Born: 1978	Assistant Secretary	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2006).

(1) Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer, Chairman and Secretary of the Trust and Chief Executive Officer of Tidal ETF Services LLC, an affiliate of the Adviser.

Please retain this Supplement with your SAI for future reference.

2

Filed pursuant to Rule 497(e)

Registration Nos. 333-227298; 811-23377

AHOY	Newday Ocean Health ETF listed on NYSE Arca, Inc.
FAIR	Newday Diversity, Equity & Inclusion ETF (not currently available for purchase)

November 2, 2022

Supplement to the Statement of Additional Information (“SAI”) dated May 2, 2022, as supplemented

Tidal ETF Trust Address Change

Effective November 1, 2022, the principal office of Tidal ETF Trust (the “Trust”) will be changed to 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. All references to the Trust’s address are hereby amended to reflect the new address.

Tidal ETF Services LLC Address Change

Effective November 1, 2022, the address for Tidal ETF Services LLC (the “Administrator”), a Tidal Financial Group company, will be changed to 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. All references to the Administrator’s address are hereby amended to reflect the new address.

Compliance Services Administrator Change

Effective November 1, 2022, the “Compliance Services Administrator” section and all references to Cipperman Compliance Services, LLC are hereby removed. The Trust’s Chief Compliance Officer, William H. Woolverton, Esq., is now a dual employee of Toroso Investments, LLC, a Tidal Financial Group company, and the Administrator.

Trust Officer Changes

Effective November 1, 2022, Daniel Carlson will resign as Treasurer, Principal Financial Officer and Principal Accounting Officer of the Trust, will be appointed Senior Vice President of the Trust, and will continue to serve as AML Compliance Officer of the Trust. Also effective November 1, 2022, Aaron Perkovich will be appointed Treasurer, Principal Financial Officer and Principal Accounting Officer of the Trust. The sub-section titled “Principal Officers of the Trust” in the “Management of the Trust” section is replaced with the following:

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o Tidal ETF Trust, 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, unless otherwise indicated. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Eric W. Falkeis (1) Born: 1973	President, Principal Executive Officer, Interested Trustee, Chairman, and Secretary	President and Principal Executive Officer since 2019, Indefinite term; Interested Trustee, Chairman, and Secretary since 2018, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013 to 2018) and Direxion Advisors, LLC (2017 to 2018).
Daniel H. Carlson Born: 1955	Senior Vice President and AML Compliance Officer	Senior Vice President since 2022, Indefinite term; AML Compliance Officer since 2018, Indefinite term	Chief Financial Officer and Managing Member (since 2012), Chief Compliance Officer (since 2012), Toroso Investments, LLC.
Aaron J. Perkovich Born: 1973	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Indefinite term; since 2022	Fund Administration Manager, Tidal ETF Services LLC (since 2022); Assistant Director – Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S. Bancorp Fund Services, LLC (2006 to 2021).
William H. Woolverton, Esq. Born: 1951	Chief Compliance Officer	Indefinite term; since 2021	Compliance Advisor, Toroso Investments, LLC (since 2022); Chief Compliance Officer, Tidal ETF Services LLC (since 2022); Senior Compliance Advisor, Cipperman Compliance Services, LLC (2020 to 2022); Operating Partner, Altamont Capital Partners (private equity firm) (2021 to present); Managing Director and Head of Legal - US, Waystone (global governance solutions) (2016 to 2019).
Ally L. Mueller Born: 1979	Assistant Treasurer	Indefinite term; since 2022	Head of ETF Launches and Finance Director, Tidal ETF Services LLC (since 2019).
Cory R. Akers c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202 Born: 1978	Assistant Secretary	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2006).

(1) Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer, Chairman and Secretary of the Trust and Chief Executive Officer of Tidal ETF Services LLC, an affiliate of the Adviser.

Please retain this Supplement with your SAI for future reference.

2

Filed pursuant to Rule 497(e)

Registration Nos. 333-227298; 811-23377

Noble Absolute Return ETF

Ticker Symbol: NOPE

Listed on NYSE Arca, Inc.

November 2, 2022

Supplement to the Statement of Additional Information (“SAI”) dated September 7, 2022, as supplemented

Tidal ETF Trust Address Change

Effective November 1, 2022, the principal office of Tidal ETF Trust (the “Trust”) will be changed to 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. All references to the Trust’s address are hereby amended to reflect the new address.

Tidal ETF Services LLC Address Change

Effective November 1, 2022, the address for Tidal ETF Services LLC (the “Administrator”), a Tidal Financial Group company, will be changed to 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. All references to the Administrator’s address are hereby amended to reflect the new address.

Compliance Services Administrator Change

Effective November 1, 2022, the “Compliance Services Administrator” section and all references to Cipperman Compliance Services, LLC are hereby removed. The Trust’s Chief Compliance Officer, William H. Woolverton, Esq., is now a dual employee of Toroso Investments, LLC, a Tidal Financial Group company, and the Administrator.

Trust Officer Changes

Effective November 1, 2022, Daniel Carlson will resign as Treasurer, Principal Financial Officer and Principal Accounting Officer of the Trust, will be appointed Senior Vice President of the Trust, and will continue to serve as AML Compliance Officer of the Trust. Also effective November 1, 2022, Aaron Perkovich will be appointed Treasurer, Principal Financial Officer and Principal Accounting Officer of the Trust. The sub-section titled “Principal Officers of the Trust” in the “Management of the Trust” section is replaced with the following:

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o Tidal ETF Trust, 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, unless otherwise indicated. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Eric W. Falkeis (1) Born: 1973	President, Principal Executive Officer, Interested Trustee, Chairman, and Secretary	President and Principal Executive Officer since 2019, Indefinite term; Interested Trustee, Chairman, and Secretary since 2018, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013 to 2018) and Direxion Advisors, LLC (2017 to 2018).
Daniel H. Carlson Born: 1955	Senior Vice President and AML Compliance Officer	Senior Vice President since 2022, Indefinite term; AML Compliance Officer since 2018, Indefinite term	Chief Financial Officer and Managing Member (since 2012), Chief Compliance Officer (since 2012), Toroso Investments, LLC.
Aaron J. Perkovich Born: 1973	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Indefinite term; since 2022	Fund Administration Manager, Tidal ETF Services LLC (since 2022); Assistant Director – Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S. Bancorp Fund Services, LLC (2006 to 2021).
William H. Woolverton, Esq. Born: 1951	Chief Compliance Officer	Indefinite term; since 2021	Compliance Advisor, Toroso Investments, LLC (since 2022); Chief Compliance Officer, Tidal ETF Services LLC (since 2022); Senior Compliance Advisor, Cipperman Compliance Services, LLC (2020 to 2022); Operating Partner, Altamont Capital Partners (private equity firm) (2021 to present); Managing Director and Head of Legal - US, Waystone (global governance solutions) (2016 to 2019).
Ally L. Mueller Born: 1979	Assistant Treasurer	Indefinite term; since 2022	Head of ETF Launches and Finance Director, Tidal ETF Services LLC (since 2019).
Cory R. Akers c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202 Born: 1978	Assistant Secretary	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2006).

(1) Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer, Chairman and Secretary of the Trust and Chief Executive Officer of Tidal ETF Services LLC, an affiliate of the Adviser.

Please retain this Supplement with your SAI for future reference.

2

Filed pursuant to Rule 497(e)

Registration Nos. 333-227298; 811-23377

Robinson Alternative Yield Pre-Merger SPAC ETF

Ticker Symbol: SPAX

Listed on NYSE Arca, Inc.

November 2, 2022

Supplement to the Statement of Additional Information (“SAI”) dated August 28, 2022

Tidal ETF Trust Address Change

Effective November 1, 2022, the principal office of Tidal ETF Trust (the “Trust”) will be changed to 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. All references to the Trust’s address are hereby amended to reflect the new address.

Tidal ETF Services LLC Address Change

Effective November 1, 2022, the address for Tidal ETF Services LLC (the “Administrator”), a Tidal Financial Group company, will be changed to 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. All references to the Administrator’s address are hereby amended to reflect the new address.

Compliance Services Administrator Change

Effective November 1, 2022, the “Compliance Services Administrator” section and all references to Cipperman Compliance Services, LLC are hereby removed. The Trust’s Chief Compliance Officer, William H. Woolverton, Esq., is now a dual employee of Toroso Investments, LLC, a Tidal Financial Group company, and the Administrator.

Trust Officer Changes

Effective November 1, 2022, Daniel Carlson will resign as Treasurer, Principal Financial Officer and Principal Accounting Officer of the Trust, will be appointed Senior Vice President of the Trust, and will continue to serve as AML Compliance Officer of the Trust. Also effective November 1, 2022, Aaron Perkovich will be appointed Treasurer, Principal Financial Officer and Principal Accounting Officer of the Trust. The sub-section titled “Principal Officers of the Trust” in the “Management of the Trust” section is replaced with the following:

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o Tidal ETF Trust, 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, unless otherwise indicated. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Eric W. Falkeis (1) Born: 1973	President, Principal Executive Officer, Interested Trustee, Chairman, and Secretary	President and Principal Executive Officer since 2019, Indefinite term; Interested Trustee, Chairman, and Secretary since 2018, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013 to 2018) and Direxion Advisors, LLC (2017 to 2018).
Daniel H. Carlson Born: 1955	Senior Vice President and AML Compliance Officer	Senior Vice President since 2022, Indefinite term; AML Compliance Officer since 2018, Indefinite term	Chief Financial Officer and Managing Member (since 2012), Chief Compliance Officer (since 2012), Toroso Investments, LLC.
Aaron J. Perkovich Born: 1973	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Indefinite term; since 2022	Fund Administration Manager, Tidal ETF Services LLC (since 2022); Assistant Director – Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S. Bancorp Fund Services, LLC (2006 to 2021).
William H. Woolverton, Esq. Born: 1951	Chief Compliance Officer	Indefinite term; since 2021	Compliance Advisor, Toroso Investments, LLC (since 2022); Chief Compliance Officer, Tidal ETF Services LLC (since 2022); Senior Compliance Advisor, Cipperman Compliance Services, LLC (2020 to 2022); Operating Partner, Altamont Capital Partners (private equity firm) (2021 to present); Managing Director and Head of Legal - US, Waystone (global governance solutions) (2016 to 2019).
Ally L. Mueller Born: 1979	Assistant Treasurer	Indefinite term; since 2022	Head of ETF Launches and Finance Director, Tidal ETF Services LLC (since 2019).
Cory R. Akers c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202 Born: 1978	Assistant Secretary	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2006).

(1) Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer, Chairman and Secretary of the Trust and Chief Executive Officer of Tidal ETF Services LLC, an affiliate of the Adviser.

Please retain this Supplement with your SAI for future reference.

2

Filed pursuant to Rule 497(e)

Registration Nos. 333-227298; 811-23377

SoFi Be Your Own Boss ETF

(formerly, SoFi Gig Economy ETF)

Ticker Symbol: BYOB

(formerly, GIGE)

Listed on The Nasdaq Stock Market, LLC

November 2, 2022

Supplement to the Statement of Additional Information (“SAI”) dated June 28, 2022, as supplemented

Tidal ETF Trust Address Change

Effective November 1, 2022, the principal office of Tidal ETF Trust (the “Trust”) will be changed to 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. All references to the Trust’s address are hereby amended to reflect the new address.

Tidal ETF Services LLC Address Change

Effective November 1, 2022, the address for Tidal ETF Services LLC (the “Administrator”), a Tidal Financial Group company, will be changed to 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. All references to the Administrator’s address are hereby amended to reflect the new address.

Compliance Services Administrator Change

Effective November 1, 2022, the “Compliance Services Administrator” section and all references to Cipperman Compliance Services, LLC are hereby removed. The Trust’s Chief Compliance Officer, William H. Woolverton, Esq., is now a dual employee of Toroso Investments, LLC, a Tidal Financial Group company, and the Administrator.

Trust Officer Changes

Effective November 1, 2022, Daniel Carlson will resign as Treasurer, Principal Financial Officer and Principal Accounting Officer of the Trust, will be appointed Senior Vice President of the Trust, and will continue to serve as AML Compliance Officer of the Trust. Also effective November 1, 2022, Aaron Perkovich will be appointed Treasurer, Principal Financial Officer and Principal Accounting Officer of the Trust. The sub-section titled “Principal Officers of the Trust” in the “Management of the Trust” section is replaced with the following:

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o Tidal ETF Trust, 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, unless otherwise indicated. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Eric W. Falkeis (1) Born: 1973	President, Principal Executive Officer, Interested Trustee, Chairman, and Secretary	President and Principal Executive Officer since 2019, Indefinite term; Interested Trustee, Chairman, and Secretary since 2018, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013 to 2018) and Direxion Advisors, LLC (2017 to 2018).
Daniel H. Carlson Born: 1955	Senior Vice President and AML Compliance Officer	Senior Vice President since 2022, Indefinite term; AML Compliance Officer since 2018, Indefinite term	Chief Financial Officer and Managing Member (since 2012), Chief Compliance Officer (since 2012), Toroso Investments, LLC.
Aaron J. Perkovich Born: 1973	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Indefinite term; since 2022	Fund Administration Manager, Tidal ETF Services LLC (since 2022); Assistant Director – Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S. Bancorp Fund Services, LLC (2006 to 2021).
William H. Woolverton, Esq. Born: 1951	Chief Compliance Officer	Indefinite term; since 2021	Compliance Advisor, Toroso Investments, LLC (since 2022); Chief Compliance Officer, Tidal ETF Services LLC (since 2022); Senior Compliance Advisor, Cipperman Compliance Services, LLC (2020 to 2022); Operating Partner, Altamont Capital Partners (private equity firm) (2021 to present); Managing Director and Head of Legal - US, Waystone (global governance solutions) (2016 to 2019).
Ally L. Mueller Born: 1979	Assistant Treasurer	Indefinite term; since 2022	Head of ETF Launches and Finance Director, Tidal ETF Services LLC (since 2019).
Cory R. Akers c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202 Born: 1978	Assistant Secretary	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2006).

(1) Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer, Chairman and Secretary of the Trust and Chief Executive Officer of Tidal ETF Services LLC, an affiliate of the Adviser.

Please retain this Supplement with your SAI for future reference.

2

Filed pursuant to Rule 497(e)

Registration Nos. 333-227298; 811-23377

SoFi Smart Energy ETF

(formerly, the iClima Distributed Smart Energy ETF)

Ticker Symbol: ENRG

(formerly, SHFT)

Listed on NYSE Arca, Inc.

November 2, 2022

Supplement to the Statement of Additional Information (“SAI”) dated August 9, 2022

Tidal ETF Trust Address Change

Effective November 1, 2022, the principal office of Tidal ETF Trust (the “Trust”) will be changed to 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. All references to the Trust’s address are hereby amended to reflect the new address.

Tidal ETF Services LLC Address Change

Effective November 1, 2022, the address for Tidal ETF Services LLC (the “Administrator”), a Tidal Financial Group company, will be changed to 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. All references to the Administrator’s address are hereby amended to reflect the new address.

Compliance Services Administrator Change

Effective November 1, 2022, the “Compliance Services Administrator” section and all references to Cipperman Compliance Services, LLC are hereby removed. The Trust’s Chief Compliance Officer, William H. Woolverton, Esq., is now a dual employee of Toroso Investments, LLC, a Tidal Financial Group company, and the Administrator.

Trust Officer Changes

Effective November 1, 2022, Daniel Carlson will resign as Treasurer, Principal Financial Officer and Principal Accounting Officer of the Trust, will be appointed Senior Vice President of the Trust, and will continue to serve as AML Compliance Officer of the Trust. Also effective November 1, 2022, Aaron Perkovich will be appointed Treasurer, Principal Financial Officer and Principal Accounting Officer of the Trust. The sub-section titled “Principal Officers of the Trust” in the “Management of the Trust” section is replaced with the following:

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o Tidal ETF Trust, 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, unless otherwise indicated. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Eric W. Falkeis (1) Born: 1973	President, Principal Executive Officer, Interested Trustee, Chairman, and Secretary	President and Principal Executive Officer since 2019, Indefinite term; Interested Trustee, Chairman, and Secretary since 2018, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013 to 2018) and Direxion Advisors, LLC (2017 to 2018).
Daniel H. Carlson Born: 1955	Senior Vice President and AML Compliance Officer	Senior Vice President since 2022, Indefinite term; AML Compliance Officer since 2018, Indefinite term	Chief Financial Officer and Managing Member (since 2012), Chief Compliance Officer (since 2012), Toroso Investments, LLC.
Aaron J. Perkovich Born: 1973	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Indefinite term; since 2022	Fund Administration Manager, Tidal ETF Services LLC (since 2022); Assistant Director – Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S. Bancorp Fund Services, LLC (2006 to 2021).
William H. Woolverton, Esq. Born: 1951	Chief Compliance Officer	Indefinite term; since 2021	Compliance Advisor, Toroso Investments, LLC (since 2022); Chief Compliance Officer, Tidal ETF Services LLC (since 2022); Senior Compliance Advisor, Cipperman Compliance Services, LLC (2020 to 2022); Operating Partner, Altamont Capital Partners (private equity firm) (2021 to present); Managing Director and Head of Legal - US, Waystone (global governance solutions) (2016 to 2019).
Ally L. Mueller Born: 1979	Assistant Treasurer	Indefinite term; since 2022	Head of ETF Launches and Finance Director, Tidal ETF Services LLC (since 2019).
Cory R. Akers c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202 Born: 1978	Assistant Secretary	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2006).

(1) Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer, Chairman and Secretary of the Trust and Chief Executive Officer of Tidal ETF Services LLC, an affiliate of the Adviser.

Please retain this Supplement with your SAI for future reference.

2

Filed pursuant to Rule 497(e)

Registration Nos. 333-227298; 811-23377

SFY	SoFi Select 500 ETF listed on NYSE Arca, Inc.
SFYX	SoFi Next 500 ETF listed on NYSE Arca, Inc.
SFYF TGIF WKLY	SoFi Social 50 ETF listed on NYSE Arca, Inc. SoFi Weekly Income ETF listed on NYSE Arca, Inc. SoFi Weekly Dividend ETF listed on NYSE Arca, Inc.

November 2, 2022

Supplement to the Statement of Additional Information (“SAI”) dated June 28, 2022

Tidal ETF Trust Address Change

Effective November 1, 2022, the principal office of Tidal ETF Trust (the “Trust”) will be changed to 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. All references to the Trust’s address are hereby amended to reflect the new address.

Tidal ETF Services LLC Address Change

Effective November 1, 2022, the address for Tidal ETF Services LLC (the “Administrator”), a Tidal Financial Group company, will be changed to 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. All references to the Administrator’s address are hereby amended to reflect the new address.

Compliance Services Administrator Change

Effective November 1, 2022, the “Compliance Services Administrator” section and all references to Cipperman Compliance Services, LLC are hereby removed. The Trust’s Chief Compliance Officer, William H. Woolverton, Esq., is now a dual employee of Toroso Investments, LLC, a Tidal Financial Group company, and the Administrator.

Trust Officer Changes

Effective November 1, 2022, Daniel Carlson will resign as Treasurer, Principal Financial Officer and Principal Accounting Officer of the Trust, will be appointed Senior Vice President of the Trust, and will continue to serve as AML Compliance Officer of the Trust. Also effective November 1, 2022, Aaron Perkovich will be appointed Treasurer, Principal Financial Officer and Principal Accounting Officer of the Trust. The sub-section titled “Principal Officers of the Trust” in the “Management of the Trust” section is replaced with the following:

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o Tidal ETF Trust, 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, unless otherwise indicated. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Eric W. Falkeis (1) Born: 1973	President, Principal Executive Officer, Interested Trustee, Chairman, and Secretary	President and Principal Executive Officer since 2019, Indefinite term; Interested Trustee, Chairman, and Secretary since 2018, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013 to 2018) and Direxion Advisors, LLC (2017 to 2018).
Daniel H. Carlson Born: 1955	Senior Vice President and AML Compliance Officer	Senior Vice President since 2022, Indefinite term; AML Compliance Officer since 2018, Indefinite term	Chief Financial Officer and Managing Member (since 2012), Chief Compliance Officer (since 2012), Toroso Investments, LLC.
Aaron J. Perkovich Born: 1973	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Indefinite term; since 2022	Fund Administration Manager, Tidal ETF Services LLC (since 2022); Assistant Director – Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S. Bancorp Fund Services, LLC (2006 to 2021).
William H. Woolverton, Esq. Born: 1951	Chief Compliance Officer	Indefinite term; since 2021	Compliance Advisor, Toroso Investments, LLC (since 2022); Chief Compliance Officer, Tidal ETF Services LLC (since 2022); Senior Compliance Advisor, Cipperman Compliance Services, LLC (2020 to 2022); Operating Partner, Altamont Capital Partners (private equity firm) (2021 to present); Managing Director and Head of Legal - US, Waystone (global governance solutions) (2016 to 2019).
Ally L. Mueller Born: 1979	Assistant Treasurer	Indefinite term; since 2022	Head of ETF Launches and Finance Director, Tidal ETF Services LLC (since 2019).
Cory R. Akers c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202 Born: 1978	Assistant Secretary	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2006).

(1) Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer, Chairman and Secretary of the Trust and Chief Executive Officer of Tidal ETF Services LLC, an affiliate of the Adviser.

Please retain this Supplement with your SAI for future reference.

2

Filed pursuant to Rule 497(e)

Registration Nos. 333-227298; 811-23377

SoFi Web 3 ETF

Ticker Symbol: TWEB

Listed on The Nasdaq Stock Market, LLC

November 2, 2022

Supplement to the Statement of Additional Information (“SAI”) dated June 30, 2022

Tidal ETF Trust Address Change

Effective November 1, 2022, the principal office of Tidal ETF Trust (the “Trust”) will be changed to 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. All references to the Trust’s address are hereby amended to reflect the new address.

Tidal ETF Services LLC Address Change

Effective November 1, 2022, the address for Tidal ETF Services LLC (the “Administrator”), a Tidal Financial Group company, will be changed to 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. All references to the Administrator’s address are hereby amended to reflect the new address.

Compliance Services Administrator Change

Effective November 1, 2022, the “Compliance Services Administrator” section and all references to Cipperman Compliance Services, LLC are hereby removed. The Trust’s Chief Compliance Officer, William H. Woolverton, Esq., is now a dual employee of Toroso Investments, LLC, a Tidal Financial Group company, and the Administrator.

Trust Officer Changes

Effective November 1, 2022, Daniel Carlson will resign as Treasurer, Principal Financial Officer and Principal Accounting Officer of the Trust, will be appointed Senior Vice President of the Trust, and will continue to serve as AML Compliance Officer of the Trust. Also effective November 1, 2022, Aaron Perkovich will be appointed Treasurer, Principal Financial Officer and Principal Accounting Officer of the Trust. The sub-section titled “Principal Officers of the Trust” in the “Management of the Trust” section is replaced with the following:

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o Tidal ETF Trust, 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, unless otherwise indicated. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Eric W. Falkeis (1) Born: 1973	President, Principal Executive Officer, Interested Trustee, Chairman, and Secretary	President and Principal Executive Officer since 2019, Indefinite term; Interested Trustee, Chairman, and Secretary since 2018, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013 to 2018) and Direxion Advisors, LLC (2017 to 2018).
Daniel H. Carlson Born: 1955	Senior Vice President and AML Compliance Officer	Senior Vice President since 2022, Indefinite term; AML Compliance Officer since 2018, Indefinite term	Chief Financial Officer and Managing Member (since 2012), Chief Compliance Officer (since 2012), Toroso Investments, LLC.
Aaron J. Perkovich Born: 1973	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Indefinite term; since 2022	Fund Administration Manager, Tidal ETF Services LLC (since 2022); Assistant Director – Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S. Bancorp Fund Services, LLC (2006 to 2021).
William H. Woolverton, Esq. Born: 1951	Chief Compliance Officer	Indefinite term; since 2021	Compliance Advisor, Toroso Investments, LLC (since 2022); Chief Compliance Officer, Tidal ETF Services LLC (since 2022); Senior Compliance Advisor, Cipperman Compliance Services, LLC (2020 to 2022); Operating Partner, Altamont Capital Partners (private equity firm) (2021 to present); Managing Director and Head of Legal - US, Waystone (global governance solutions) (2016 to 2019).
Ally L. Mueller Born: 1979	Assistant Treasurer	Indefinite term; since 2022	Head of ETF Launches and Finance Director, Tidal ETF Services LLC (since 2019).
Cory R. Akers c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202 Born: 1978	Assistant Secretary	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2006).

(1) Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer, Chairman and Secretary of the Trust and Chief Executive Officer of Tidal ETF Services LLC, an affiliate of the Adviser.

Please retain this Supplement with your SAI for future reference.

2

Filed pursuant to Rule 497(e)

Registration Nos. 333-227298; 811-23377

SDFI	Sound Fixed Income ETF (not currently available for purchase)
SDEF	Sound Enhanced Fixed Income ETF listed on NYSE Arca, Inc.
SDEI	Sound Equity Income ETF listed on NYSE Arca, Inc.
SDEE	Sound Enhanced Equity Income ETF (not currently available for purchase)
SDTR	Sound Total Return ETF (not currently available for purchase)

November 2, 2022

Supplement to the Statement of Additional Information (“SAI”) dated March 30, 2022, as supplemented

Tidal ETF Trust Address Change

Effective November 1, 2022, the principal office of Tidal ETF Trust (the “Trust”) will be changed to 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. All references to the Trust’s address are hereby amended to reflect the new address.

Tidal ETF Services LLC Address Change

Effective November 1, 2022, the address for Tidal ETF Services LLC (the “Administrator”), a Tidal Financial Group company, will be changed to 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. All references to the Administrator’s address are hereby amended to reflect the new address.

Compliance Services Administrator Change

Effective November 1, 2022, the “Compliance Services Administrator” section and all references to Cipperman Compliance Services, LLC are hereby removed. The Trust’s Chief Compliance Officer, William H. Woolverton, Esq., is now a dual employee of Toroso Investments, LLC, a Tidal Financial Group company, and the Administrator.

Trust Officer Changes

Effective November 1, 2022, Daniel Carlson will resign as Treasurer, Principal Financial Officer and Principal Accounting Officer of the Trust, will be appointed Senior Vice President of the Trust, and will continue to serve as AML Compliance Officer of the Trust. Also effective November 1, 2022, Aaron Perkovich will be appointed Treasurer, Principal Financial Officer and Principal Accounting Officer of the Trust. The sub-section titled “Principal Officers of the Trust” in the “Management of the Trust” section is replaced with the following:

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o Tidal ETF Trust, 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, unless otherwise indicated. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Eric W. Falkeis (1) Born: 1973	President, Principal Executive Officer, Interested Trustee, Chairman, and Secretary	President and Principal Executive Officer since 2019, Indefinite term; Interested Trustee, Chairman, and Secretary since 2018, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013 to 2018) and Direxion Advisors, LLC (2017 to 2018).
Daniel H. Carlson Born: 1955	Senior Vice President and AML Compliance Officer	Senior Vice President since 2022, Indefinite term; AML Compliance Officer since 2018, Indefinite term	Chief Financial Officer and Managing Member (since 2012), Chief Compliance Officer (since 2012), Toroso Investments, LLC.
Aaron J. Perkovich Born: 1973	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Indefinite term; since 2022	Fund Administration Manager, Tidal ETF Services LLC (since 2022); Assistant Director – Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S. Bancorp Fund Services, LLC (2006 to 2021).
William H. Woolverton, Esq. Born: 1951	Chief Compliance Officer	Indefinite term; since 2021	Compliance Advisor, Toroso Investments, LLC (since 2022); Chief Compliance Officer, Tidal ETF Services LLC (since 2022); Senior Compliance Advisor, Cipperman Compliance Services, LLC (2020 to 2022); Operating Partner, Altamont Capital Partners (private equity firm) (2021 to present); Managing Director and Head of Legal - US, Waystone (global governance solutions) (2016 to 2019).
Ally L. Mueller Born: 1979	Assistant Treasurer	Indefinite term; since 2022	Head of ETF Launches and Finance Director, Tidal ETF Services LLC (since 2019).
Cory R. Akers c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202 Born: 1978	Assistant Secretary	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2006).

(1) Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer, Chairman and Secretary of the Trust and Chief Executive Officer of Tidal ETF Services LLC, an affiliate of the Adviser.

Please retain this Supplement with your SAI for future reference.

2

Filed pursuant to Rule 497(e)

Registration Nos. 333-227298; 811-23377

SPUS	SP Funds S&P 500 Sharia Industry Exclusions ETF
SPSK	SP Funds Dow Jones Global Sukuk ETF
SPRE	SP Funds S&P Global REIT Sharia ETF
Each listed on NYSE ARCA, Inc.

November 2, 2022

Supplement to the Statement of Additional Information (“SAI”) dated March 30, 2022

Tidal ETF Trust Address Change

Effective November 1, 2022, the principal office of Tidal ETF Trust (the “Trust”) will be changed to 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. All references to the Trust’s address are hereby amended to reflect the new address.

Tidal ETF Services LLC Address Change

Effective November 1, 2022, the address for Tidal ETF Services LLC (the “Administrator”), a Tidal Financial Group company, will be changed to 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. All references to the Administrator’s address are hereby amended to reflect the new address.

Compliance Services Administrator Change

Effective November 1, 2022, the “Compliance Services Administrator” section and all references to Cipperman Compliance Services, LLC are hereby removed. The Trust’s Chief Compliance Officer, William H. Woolverton, Esq., is now a dual employee of Toroso Investments, LLC, a Tidal Financial Group company, and the Administrator.

Trust Officer Changes

Effective November 1, 2022, Daniel Carlson will resign as Treasurer, Principal Financial Officer and Principal Accounting Officer of the Trust, will be appointed Senior Vice President of the Trust, and will continue to serve as AML Compliance Officer of the Trust. Also effective November 1, 2022, Aaron Perkovich will be appointed Treasurer, Principal Financial Officer and Principal Accounting Officer of the Trust. The sub-section titled “Principal Officers of the Trust” in the “Management of the Trust” section is replaced with the following:

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o Tidal ETF Trust, 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, unless otherwise indicated. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Eric W. Falkeis (1) Born: 1973	President, Principal Executive Officer, Interested Trustee, Chairman, and Secretary	President and Principal Executive Officer since 2019, Indefinite term; Interested Trustee, Chairman, and Secretary since 2018, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013 to 2018) and Direxion Advisors, LLC (2017 to 2018).
Daniel H. Carlson Born: 1955	Senior Vice President and AML Compliance Officer	Senior Vice President since 2022, Indefinite term; AML Compliance Officer since 2018, Indefinite term	Chief Financial Officer and Managing Member (since 2012), Chief Compliance Officer (since 2012), Toroso Investments, LLC.
Aaron J. Perkovich Born: 1973	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Indefinite term; since 2022	Fund Administration Manager, Tidal ETF Services LLC (since 2022); Assistant Director – Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S. Bancorp Fund Services, LLC (2006 to 2021).
William H. Woolverton, Esq. Born: 1951	Chief Compliance Officer	Indefinite term; since 2021	Compliance Advisor, Toroso Investments, LLC (since 2022); Chief Compliance Officer, Tidal ETF Services LLC (since 2022); Senior Compliance Advisor, Cipperman Compliance Services, LLC (2020 to 2022); Operating Partner, Altamont Capital Partners (private equity firm) (2021 to present); Managing Director and Head of Legal - US, Waystone (global governance solutions) (2016 to 2019).
Ally L. Mueller Born: 1979	Assistant Treasurer	Indefinite term; since 2022	Head of ETF Launches and Finance Director, Tidal ETF Services LLC (since 2019).
Cory R. Akers c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202 Born: 1978	Assistant Secretary	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2006).

(1) Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer, Chairman and Secretary of the Trust and Chief Executive Officer of Tidal ETF Services LLC, an affiliate of the Adviser.

Please retain this Supplement with your SAI for future reference.

2

Filed pursuant to Rule 497(e)

Registration Nos. 333-227298; 811-23377

God Bless America ETF

Ticker Symbol: YALL

Listed on NYSE Arca, Inc.

November 2, 2022

Supplement to the Statement of Additional Information (“SAI”) dated September 25, 2022

Tidal ETF Trust Address Change

Effective November 1, 2022, the principal office of Tidal ETF Trust (the “Trust”) will be changed to 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. All references to the Trust’s address are hereby amended to reflect the new address.

Tidal ETF Services LLC Address Change

Effective November 1, 2022, the address for Tidal ETF Services LLC (the “Administrator”), a Tidal Financial Group company, will be changed to 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. All references to the Administrator’s address are hereby amended to reflect the new address.

Compliance Services Administrator Change

Effective November 1, 2022, the “Compliance Services Administrator” section and all references to Cipperman Compliance Services, LLC are hereby removed. The Trust’s Chief Compliance Officer, William H. Woolverton, Esq., is now a dual employee of Toroso Investments, LLC, a Tidal Financial Group company, and the Administrator.

Trust Officer Changes

Effective November 1, 2022, Daniel Carlson will resign as Treasurer, Principal Financial Officer and Principal Accounting Officer of the Trust, will be appointed Senior Vice President of the Trust, and will continue to serve as AML Compliance Officer of the Trust. Also effective November 1, 2022, Aaron Perkovich will be appointed Treasurer, Principal Financial Officer and Principal Accounting Officer of the Trust. The sub-section titled “Principal Officers of the Trust” in the “Management of the Trust” section is replaced with the following:

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o Tidal ETF Trust, 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, unless otherwise indicated. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Eric W. Falkeis (1) Born: 1973	President, Principal Executive Officer, Interested Trustee, Chairman, and Secretary	President and Principal Executive Officer since 2019, Indefinite term; Interested Trustee, Chairman, and Secretary since 2018, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013 to 2018) and Direxion Advisors, LLC (2017 to 2018).
Daniel H. Carlson Born: 1955	Senior Vice President and AML Compliance Officer	Senior Vice President since 2022, Indefinite term; AML Compliance Officer since 2018, Indefinite term	Chief Financial Officer and Managing Member (since 2012), Chief Compliance Officer (since 2012), Toroso Investments, LLC.
Aaron J. Perkovich Born: 1973	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Indefinite term; since 2022	Fund Administration Manager, Tidal ETF Services LLC (since 2022); Assistant Director – Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S. Bancorp Fund Services, LLC (2006 to 2021).
William H. Woolverton, Esq. Born: 1951	Chief Compliance Officer	Indefinite term; since 2021	Compliance Advisor, Toroso Investments, LLC (since 2022); Chief Compliance Officer, Tidal ETF Services LLC (since 2022); Senior Compliance Advisor, Cipperman Compliance Services, LLC (2020 to 2022); Operating Partner, Altamont Capital Partners (private equity firm) (2021 to present); Managing Director and Head of Legal - US, Waystone (global governance solutions) (2016 to 2019).
Ally L. Mueller Born: 1979	Assistant Treasurer	Indefinite term; since 2022	Head of ETF Launches and Finance Director, Tidal ETF Services LLC (since 2019).
Cory R. Akers c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202 Born: 1978	Assistant Secretary	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2006).

(1) Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer, Chairman and Secretary of the Trust and Chief Executive Officer of Tidal ETF Services LLC, an affiliate of the Adviser.

Please retain this Supplement with your SAI for future reference.

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Filed pursuant to Rule 497(e)

Registration Nos. 333-227298; 811-23377

ZEGA Buy and Hedge ETF

Ticker Symbol: ZHDG

Listed on NYSE Arca, Inc.

November 2, 2022

Supplement to the Statement of Additional Information (“SAI”) dated August 28, 2022

Tidal ETF Trust Address Change

Effective November 1, 2022, the principal office of Tidal ETF Trust (the “Trust”) will be changed to 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. All references to the Trust’s address are hereby amended to reflect the new address.

Tidal ETF Services LLC Address Change

Effective November 1, 2022, the address for Tidal ETF Services LLC (the “Administrator”), a Tidal Financial Group company, will be changed to 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. All references to the Administrator’s address are hereby amended to reflect the new address.

Compliance Services Administrator Change

Effective November 1, 2022, the “Compliance Services Administrator” section and all references to Cipperman Compliance Services, LLC are hereby removed. The Trust’s Chief Compliance Officer, William H. Woolverton, Esq., is now a dual employee of Toroso Investments, LLC, a Tidal Financial Group company, and the Administrator.

Trust Officer Changes

Effective November 1, 2022, Daniel Carlson will resign as Treasurer, Principal Financial Officer and Principal Accounting Officer of the Trust, will be appointed Senior Vice President of the Trust, and will continue to serve as AML Compliance Officer of the Trust. Also effective November 1, 2022, Aaron Perkovich will be appointed Treasurer, Principal Financial Officer and Principal Accounting Officer of the Trust. The sub-section titled “Principal Officers of the Trust” in the “Management of the Trust” section is replaced with the following:

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o Tidal ETF Trust, 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, unless otherwise indicated. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Eric W. Falkeis (1) Born: 1973	President, Principal Executive Officer, Interested Trustee, Chairman, and Secretary	President and Principal Executive Officer since 2019, Indefinite term; Interested Trustee, Chairman, and Secretary since 2018, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013 to 2018) and Direxion Advisors, LLC (2017 to 2018).
Daniel H. Carlson Born: 1955	Senior Vice President and AML Compliance Officer	Senior Vice President since 2022, Indefinite term; AML Compliance Officer since 2018, Indefinite term	Chief Financial Officer and Managing Member (since 2012), Chief Compliance Officer (since 2012), Toroso Investments, LLC.
Aaron J. Perkovich Born: 1973	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Indefinite term; since 2022	Fund Administration Manager, Tidal ETF Services LLC (since 2022); Assistant Director – Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S. Bancorp Fund Services, LLC (2006 to 2021).
William H. Woolverton, Esq. Born: 1951	Chief Compliance Officer	Indefinite term; since 2021	Compliance Advisor, Toroso Investments, LLC (since 2022); Chief Compliance Officer, Tidal ETF Services LLC (since 2022); Senior Compliance Advisor, Cipperman Compliance Services, LLC (2020 to 2022); Operating Partner, Altamont Capital Partners (private equity firm) (2021 to present); Managing Director and Head of Legal - US, Waystone (global governance solutions) (2016 to 2019).
Ally L. Mueller Born: 1979	Assistant Treasurer	Indefinite term; since 2022	Head of ETF Launches and Finance Director, Tidal ETF Services LLC (since 2019).
Cory R. Akers c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202 Born: 1978	Assistant Secretary	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2006).

(1) Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer, Chairman and Secretary of the Trust and Chief Executive Officer of Tidal ETF Services LLC, an affiliate of the Adviser.

Please retain this Supplement with your SAI for future reference.

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